                        SECURITIES ACT FILE NO. 33-36697
                    INVESTMENT COMPANY ACT FILE NO. 811-6166

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [_]

Pre-Effective Amendment No.                                            [_]

Post-Effective Amendment No. 12                                        [x]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [_]

Amendment No. 14                                                       [x]

                        (Check appropriate box or boxes)
                                ----------------

                              THE FAHNESTOCK FUNDS
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   125 Broad Street, New York, New York    10004
             -----------------------------------------------------
             (Address of Principal Executive Offices)   (Zip Code)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (212) 668-8000

                               Albert G. Lowenthal
                              Fahnestock & Co. Inc
                                125 Broad Street
                            New York, New York 10004
                    (NAME AND ADDRESS OF AGENT FOR SERVICES)
                                ----------------

                                   Copies to:

                    Faith Colish, A Professional Corporation
                                 63 Wall Street
                            New York, New York 10005


Approximate Date of Proposed Public Offering:     Continuous

It is proposed that this filing will become effective (check appropriate box):

[_]  immediately upon filing pursuant to paragraph (b)

[X]  on May 1, 1999 pursuant to paragraph (b)

[_]  60 days after filing pursuant to paragraph (a)(1)

[_]  on April 16, 1999 pursuant to paragraph (a)(1)

[_]  75 days after filing pursuant to paragraph (a)(2)

[_]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                                                 CLASS A SHARES
HUDSON CAPITAL                                                   CLASS B SHARES

APPRECIATION FUND                               125 Broad Street
(A Series of The Fahnestock Funds)              New York, New York 10004

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 PROSPECTUS

 May 1, 1999

 Hudson Capital Appreciation Fund is the first (and, to date, the only) se-ries of The Fahnestock Funds, a Massachusetts business trust (the "Trust"). The Trust is an open-end diversified management investment company commonly known as a mutual fund.

 The Fund seeks long term growth through capital appreciation by investing primarily in equity securities. Current income is not an important consider-ation.



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 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
 SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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THE FUND'S INVESTMENT OBJECTIVE AND GOAL

The principal objective of Hudson Capital Appreciation Fund is long-term capi-tal appreciation through investment in common stocks.

THE PRINCIPAL STRATEGY USED BY THE FUND TO ACHIEVE THIS GOAL

 . Opportunity Investing. To achieve this goal the Fund's Portfolio Manager. James Gerson, uses the strategy of opportunity investing. This is a process in which the Portfolio Manager looks for investments that he believes meet two criteria:

 . Value Element. The Portfolio Manager seeks to identify and invest in compa-nies that he believes have a promising future and that may not have been ade-quately recognized by the market. This typically involves comparison of the market price of a company's stock with the company's net assets, historical earnings and cash flow and is sometimes referred to as "value investing." Value investing means looking for investments that are low in price in rela-tion to the Portfolio Manager's estimate of their actual value.

 . Growth Element. At the same time the Portfolio Manager looks for companies whose earnings are expected to grow faster than the earnings of other poten-tial investment candidates. This involves looking at the prospects for the industries that a company serves.

The principal objective of the Fund's research activities is to identify com-panies that have a promising future ("growth element") and can be purchased at a reasonable price ("value element"). A company's ability to grow is deter-mined by a review of the industry it serves; its historical ability to achieve high returns on capital and grow, successfully introduce new products or enter new markets; build market share and to maintain a healthy financial condition. A company's value is determined by an analysis of its share price in relation to its earnings, cash flow generation, and net assets, as well as a comparison to a peer group of companies.

The opportunity to invest in companies that meet both of these criteria often occurs because of temporary or unusual circumstances which the Portfolio Man-ager believes will be corrected, because of results in similar companies which may not be relevant but nevertheless affect the market price; because of tem-porary illiquidity in a stock, or because of inadequate research coverage by Wall Street analysts. The Portfolio Manager believes these conditions create an opportunity for investors with a long-term perspective to identify invest-ments will appreciate.

 . Small-Cap and Mid-Cap Investing. Often these opportunities occur in smaller capitalization stocks which are not as liquid or as widely followed by Wall Street analysts as larger companies. As a result the Portfolio Manager often invests in small- and mid-cap companies. The Fund considers companies with a market capitalization (price per share multiplied by total shares) of under $1 billion as small-cap, and companies between $1 billion and $5 billion as mid-cap. However, the Fund's portfolio is not limited to small- and mid-cap in-vestments; from time to time a significant proportion may be invested in large-capitalization stocks.

 . Diversification.

 . By industry. The Fund generally maintains a diversified portfolio in terms of the industries it invests in. Diversification tends to reduce the risk of sharp fluctuations in the value of the Fund's entire portfolio.

 . By company. For the same reasons the Fund does not invest more than 5% of its assets in any one security (issue).

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PRINCIPAL RISKS OF INVESTING IN THE FUND

 . General market conditions. Most of the Fund's performance depends on what happens in the stock market. The market's behavior depends, in turn, on a wide variety of factors beyond the control of any money manager. It is unpredict-able, particularly in the short term. Because of this, the value of your in-vestment will rise and fall, and you could lose money.

 . Risks related to Portfolio Manager's investment strategy.

 . Effect of opportunity investment style. The Fund's Portfolio Manager seeks investments in companies that may be less recognized in the market, with the result that their price does not fully reflect his analysis of true value. The fact that these securities are less well followed by securities analysts results in a risk that they may not achieve the price-earnings multiples of more popular investments, or the Portfolio Manager's analysis may be incor-rect.

 . Investment in small- and mid-cap companies. As indicated above, the Portfo-lio Manager frequently (although not exclusively) selects small- and mid-cap securities for the Fund. These types of investment may be more volatile than securities of companies with larger market capitalization, resulting in the risk of wider price swings in up-and-down market conditions. Also, some of these small- and mid-cap securities are relatively thinly traded, which may call for greater skill and make it difficult to acquire or dispose of posi-tions quickly, without affecting the market price.

 . Full investment policy. The Fund's Portfolio Manager does not attempt to anticipate or predict broad market trends. The Fund therefore does not usu-ally hold a significant part of its assets in cash or cash equivalents, such as U.S. government securities. This means that the Fund is more exposed to the risks of market fluctuations than investors holding substantial positions of cash or cash equivalents.

 . Risks related to the small size of the Fund.

 . Single Portfolio Manager. Another consequence of the small size of the Fund is that it does not have a large staff of in-house research personnel or an investment committee that reviews proposed portfolio transactions. Mr. Gerson is the only individual responsible for management of the Fund's portfolio. However, if he were unavailable for a significant period of time, Hudson Cap-ital Advisors, Inc. believes that it would be able to assign another experi-enced individual to this responsibility.

 . Other risks related to the small size of the Fund. To date, the Fund's net assets have not exceeded $50 million. Accordingly, its expense ratio is higher than that of some larger funds. In addition, the Fund does not have significant portfolio turnover. This results in lower expenses for commis-sions and other transaction charges within the portfolio, which may reduce the opportunity for the Portfolio Manager to acquire research in exchange for commissions. The Fund does not have any "soft-dollar" arrangements with bro-ker-dealers.

A more detailed discussion of these risks, as well as strategies used by the Portfolio Manager to reduce risks begins at page of this Prospectus.

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                         RISK/RETURN CHARTS AND TABLES

The bar chart below shows how the performance of the Fund's Class A Shares has varied from year to year since it began investing 1991.


   [TO COME--BAR CHART PROVIDING ANNUAL RETURNS OF CLASS A SINCE INCEPTION.
                    NUMBERS SHOULD NOT REFLECT SALES LOAD.]


The following table shows the Fund's returns averaged over different periods of time. It shows past performance only and does not predict future results.


[TO COME--TABLE SHOWING AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/98 FOR 1, 5 YEARS AND SINCE INCEPTION FOR CLASS A AND 1 YEAR AND SINCE INCEPTION FOR CLASS
                                      B.]


The information on this page assumes that all distributions were reinvested in the Fund. The figures do not reflect the sales charge on Class A sales charge or the contingent deferred sales charge (CDSC) on Class B Shares, but do in-clude Fund expenses. If these charges were reflected, the returns above would be less.

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                         FEES AND EXPENSES OF THE FUND

This table shows the fees and expenses that you may pay if you buy and hold Class A or Class B Shares. It is based on the maximum sales charge for the Class A Shares and the maximum redemption fee for the Class B Shares and the Fund's projected annual operating expenses.

Shareholder Fees
(fees paid directly from your investment)

                                                               Class A Class B
                                                               Shares  Shares
                                                               ------- -------
      Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                      4.50%      0%
      Maximum Deferred Sales Charge (CDSC)
       (as a percentage of original purchase price) or          1.00%      0%
      Maximum Deferred Sales Charge (CDSC)
       (as a percentage of redemption proceeds)                    0%   5.00%
      Maximum Sales Charge Imposed on Reinvested Dividends
       (as a percentage of offering price)                         0%      0%
      Redemption Fees (as a percentage of amount redeemed, if
       applicable)                                                 0%      0%

                    --------------------------------------

These fees are the maximum direct charges imposed on Class A or Class B Shares. You may pay lower actual charges depending upon the amount invested or method of investing. You will find more details on reduction or waiver of the sales charge on pages - of this prospectus.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                        Class A Class B
                                        ------- -------
      Management Fee/1/                  1.00%   1.00%
      12b-1 Fees/2/                      0.50%   1.00%
      Other Expenses/3/
                                         -----   -----
      Total Fund Operating Expenses/4/
                                         -----   -----

                    --------------------------------------

/1/The management fee is reduced to 0.75% per annum for assets of the Fund in excess of $25,000,000. As of [date], 1999, the Fund's net assets were ap-
  proximately $    .

/2/The Class A 12b-1 fees is calculated based on assets that have been in-
  vested in the fund for four calendar years or less. This amount is then as-sessed, pro rata, on all Class A shares. Therefore, if there are Class A as-sets that have been invested in the Fund for more than four calendar years, you will pay a 12b-1 fee less than .50% for the year 1998, the average Class
  A 12b-1 fee was   %.

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/3/"Other Expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

/4/Hudson Capital Advisors, Inc. has voluntarily undertaken to waive its man-agement fee and to reimburse Other Expenses in order to cap Total Fund Ex-penses at 2.00% for Class A shares and 2.50% for Class B shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 year            3 years         5 years        10 years
      --------------------------------- --------------- ---------------
      Class A   Class B Class A Class B Class A Class B Class A Class B
      -------   ------- ------- ------- ------- ------- ------- -------
      $          $       $       $       $       $       $       $
      ----      ----    ----    ----    ----    ----    ----    ----

You would pay the following expenses if you did not redeem your shares:

      $          $       $       $       $       $       $       $
      ----      ----    ----    ----    ----    ----    ----    ----

 [TO COME--numbers reflecting actual expenses without voluntary expense cap.]

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INVESTMENT OBJECTIVES

The Fund's objective is to achieve long-term growth through capital apprecia-tion by investing primarily in equity securities. Current income is not an im-portant consideration. Although the Fund does not intend to change its objec-tive, it reserves the right to do so without shareholder vote. The Fund's fun-damental investment policies, which are stated in the Statement of Additional Information, cannot be changed without shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

 . Investment in companies whose value has not been fully recognized by the marketplace. This is part of the opportunity investment strategy used by the Fund's Portfolio Manager. The advantage of this type of investment is that it offers the potential for appreciation. The Portfolio Manager seeks to identify companies that have had relatively little market attention. However, the re-lated risk is that other investors will continue to ignore the possibilities of the securities selected by the Portfolio Manager, that recognition will not come within a reasonable time, or that, for any other reason, initial expecta-tions do not materialize.

 Because investments are made based on both value and growth characteristics, the Portfolio Manager seeks to manage this risk by selecting securities that he believes will experience above-average earnings growth.

 . Investment in companies whose earnings are expected to grow at an above-av-erage rate. A part of the Portfolio Manager's opportunity investment strategy is to seek to identify companies whose income will grow faster than those of other companies. This means that, assuming the ratio of price to earnings re-mains constant, the prices of these companies stock will outperform the aver-ages. However, this evaluation depends on an appraisal of the rate of earnings growth of a particular company, comparison of this projection with the projec-tions for other companies, and an evaluation of probable future price-to-earn-ings ratios for that type of company's stock. All of these steps require the Portfolio Manager to make judgements about future events, as to which there can be no certainty.

 Because investments are made based on both value and growth characteristics, the Portfolio Manager seeks to manage this risk by selecting investments that he believes are undervalued, and which he therefore expects to be less volatile.

 . Investment in small- and mid-cap securities. These securities may tend to be more volatile, reacting more sharply to ups and downs in the market or rele-vant market sector.

 The Portfolio Manager attempts to minimize this risk by creating a portfolio for the Fund that has a combined volatility factor, sometimes called its beta factor, that is below the beta factor of comparable investments. Also, the opportunity investment strategy, combining value and growth elements, may tend to reduce the volatility of the Fund's portfolio.

In addition, smaller market cap securities may tend to be less liquid than larger capitalization stocks. This may result in additional costs in both ac-cumulating and liquidating securities for the Fund's portfolio.

 The Portfolio Manager seeks to manage this type of risk by including in the Fund's portfolio larger capitalization securities that meet his opportunity investment criteria and maintaining a diversified portfolio of securities.

 . Policy of full investment. The Portfolio Manager does not attempt to predict or anticipate broad market trends. He seeks high quality, suitable investments within the guidelines described in this Prospectus. He does not usually cause the Fund to hold significant

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amounts of cash or other "defensive" positions, such as U.S. government secu-
rities, to offset the impact of anticipated market swings.

 The Fund reserves the right to make defensive investments when the Portfolio Manager decides that this is appropriate.

In addition, the fact that the Fund is fully invested may require it to sell portfolio securities to meet unanticipated large redemption orders. These sales could have a depressing effect on the market for the remaining shares held by the Fund. The Fund has reserved the right to satisfy redemption orders by distribution of portfolio securities to the redeeming shareholder. This au-thority has not been used to date. It is discussed in more detail in the sec-tion of this Prospectus called "How to Redeem Shares."

 In light of the relatively small size of the Fund, it is less likely to expe-rience problems associated with illiquidity of its portfolio. The Portfolio Manager seeks to minimize this risk by investing in a combination of larger-capitalization securities and small- and mid-capitalization securities in which the historic trading volume has been significant in relation to the size of the Fund's positions.

 In addition, the Fund seeks to avoid having a single investor (or a related group of investors) own a significant block of its shares. This is expected to tend to reduce the likelihood of disproportionately large redemption or-ders.

In light of these risk factors, including the risks associated with any secu-rities market investment, the Fund may not be suitable as the sole or primary investment vehicle for all kinds of investors. You are strongly encouraged to discuss this question with a Fahnestock Account Executive (or a representative of a Selling Dealer), who should be able to help you evaluate the Fund in re-lation to your income, needs, existing and planned investments, and other rel-evant factors.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

During 1998 the Fund's results were adversely affected by the under-perfor-mance of small companies compared to larger companies. While this has been the case for several years, 1998 was unusual. Analysts reported that small-cap stocks reached 20-year lows in relation to larger companies in terms of rela-tive price-to-earnings, price-to-book value and price-to-sales ratios. The
Russell 2000 index declined 3.45% for the year, compared to   % for the Stan-
dard & Poor's index of the 500 largest capitalization stocks. Approximately 70% of the Fund's assets were in small- and mid-cap stocks.

MANAGEMENT OF THE FUND

James Gerson has been the Fund's Portfolio Manager since October 1, 1995. He is solely responsible for the day-to-day management of the Fund. Mr. Gerson is a Senior Vice President of Hudson Capital Advisors, Inc. and of Fahnestock. From April 1993 until October 1994, he was a Senior Vice President and Manag-ing Director of Fahnestock's Corporate Finance Department. From October 1994 to September 1995, he was an Equity Research Analyst with Fahnestock. Hudson Capital Advisors, Inc. has been the investment manager since the Fund's incep-tion in 1991.

Hudson began operation in [year ] and offers investment management services to individuals and investment entities. Hudson is located at 780 Third Avenue, New York, NY 10022.

For 1998 Hudson earned an investment management fee of [x ]% of average net assets. However, Hudson waived a portion of this fee to reduce the Fund's ex-penses in line with its voluntary commitment to cap Class A expenses at 2% of average annual net assets, and Class B expenses at 2.5% of average annual net assets. This commitment, being voluntary, can be withdrawn by Hudson at any time. However, Hudson currently has no intention to change the expense caps.

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SHARE PRICES

The price per share for each Class is the net asset value, which means the to-tal value of assets, minus total liabilities, attributable to that Class, di-vided by the number of shares of that Class. The price per share is computed as of the close of business on the New York Stock Exchange (generally at 4:00 p.m. New York time) on each day on which the NYSE is open for unrestricted trading.

Portfolio securities are normally valued at market prices. Any foreign securi-ties held by the Fund will be valued at the last sale price as of the close of business on the NYSE. If Hudson believes that this method does not accurately reflect the value of a particular security's value, the fund may price that security at "fair value" as determined in good faith by the Trustees.

HOW TO BUY SHARES

 . General. You may buy Class A or Class B shares through representatives of Fahnestock or the Selling Dealers (broker/dealers that have signed Selling Agreements with Fahnestock). You may be charged a fee if you purchase Class A or Class B shares through someone not affiliated with Fahnestock or a Selling Dealer. The minimum initial investment in either Class is $1,000. Purchases must be paid for in U.S. dollars. Additional investments may be made in amounts of $50 or more.

 . Retirement Plans. You may also use the Fund to accumulate and hold assets for various types of qualified retirement plans, such as Individual Retirement Accounts (including Roth IRAs, and Education IRAs), Keogh plans, pension and profit sharing plans, tax sheltered annuity retirement plans, and 401(k) plans. The initial investment minimum for these retirement plans is $1,000 ex-cept that the minimum initial investment for Education IRAs is $500. The mini-mum additional investment is $50. The amount you can contribute to such plans is subject to limits set by the Internal Revenue Code and may be deducted within limits set by the Code.

 . Systematic Investment. You may choose to invest through the Systematic In-vestment Plan, under which the Fund's transfer agent, IFTC, will deduct an amount that you specify from your bank account on a regular basis. The initial minimum investment for a Systematic Investment Plan is $100 and each subse-quent transfer must be at least $50 on a monthly or quarterly basis. While there is no charge to shareholders for this service, a charge of $10 will be deducted from a shareholder's Fund account if a systematic withdrawal is re-jected by the bank for insufficient funds. (This charge will be waived for qualified retirement plan accounts.) If you chose this form of investment you can terminate it at any time, without charge or penalty; it can also be termi-nated by, the Fund, IFTC or Fahnestock. For further information about the Sys-tematic Investment Plan ask your Fahnestock account representative or any Selling Dealer.

 . Forward Pricing. An order to purchase Fund shares will be processed at the next price computed after the order is received. This means that orders re-ceived before 4:00 pm New York Time will generally be computed as of 4:00 pm the same day. Orders received after 4:00 pm will receive the price computed on the next business day.

 . Payment for Shares. The money to pay for your shares must be received by Fahnestock or IFTC within three business days after you place your order, or your order may be canceled.

HOW TO REDEEM SHARES

 . Through Fahnestock or a Selling Dealer. You may redeem your fund Shares through Fahnestock or your Selling Dealer. You may be charged a fee if you re-deem shares through a person who is not affiliated with Fahnestock or Selling Dealer.

 . Systematic Withdrawal Plan. If you own Fund shares worth a total of $10,000 or more, you may elect to receive payments monthly, quarterly, semi-annually or an-

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nually in varying amounts without paying a CDSC. Each payment under this Plan must be at least $100. It would probably not be to your advantage to have a Systematic Withdrawal Plan at the same time as you are purchasing additional Class A Shares because of the sales load payable on such purchases. Similarly, it would probably not be to your advantage to have a Systematic Withdrawal Plan under which you redeem more than 12% of your investment per year at the same time as you are purchasing additional Class B shares because of the CDSC payable on such withdrawals. A Systematic Withdrawal Plan requires that all dividends and distributions be taken in additional shares of the Fund. You can establish a Systematic Withdrawal Plan by completing an application form available from Fahnestock or your Selling Dealer. For additional details, see the Statement of Additional Information, "Additional Services and Programs."

 . Written Request. You may also redeem your shares by making a written request directly to IFTC. Each request must be accompanied by an application signed by the shareholder and must be accompanied by any share certificates issued for shares being redeemed or a stock power if no such certificates were issued. A stock power is a written instrument executed by a shareholder in order to fa-cilitate the legal transfer of shares of the Fund. For more specific details on how to redeem your shares by written request, please see pages to of the Statement of Additional Information.

 . Forward Pricing. As in the case of share purchases, redemption orders are processed at the next price determined after Fahnestock or a Selling Dealer receives a complete redemption request, including any share certificates and stock papers.

 . Payment for Redeemed Shares. Payment for shares redeemed will ordinarily be made on the next business day after Fahnestock or the Selling Dealer receives a complete redemption order. However, the Fund reserves the right to pay re-demption proceeds within seven days after the order if, in its judgment, imme-diate payment would adversely affect the Fund.

 . Redemptions in Kind. Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities. The Fund's Trustees have the right to set conditions for such in-kind redemptions. Any securities used to satisfy redemption orders would be valued at the same value used in determining net asset value. The Fund has made a legal election under which it must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net assets at the beginning of such period.

 . Suspension of Redemptions. The Fund may suspend the right of redemption and may postpone payment for redeemed Fund shares when the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the Securi-ties and Exchange Commission during periods when trading on the NYSE is re-stricted or during an emergency which makes it impractical for the Fund to dispose of its securities or fairly to determine the value of its net assets, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

 . Other Restrictions on Redemptions. Due to the proportionately high cost of maintaining smaller accounts, the Fund reserves the right to redeem all shares in a Fund account which has a value of less than $500 as the result of redemp-tions (except accounts which constitute the assets of retirement plans) and to mail the proceeds to the shareholder. Shareholders will be notified before these redemptions are to be made and will have 30 days to purchase additional shares to bring their accounts up to the required minimum.

Sales Charges and Redemption Fees

Class A Shares

The offering price of Class A Shares is the net asset value per share next de-termined after acceptance of the purchase order, plus a sales charge as fol-lows:

                                                  Sales Charge    Sales Charge
                      Amount of                  as a Percentage as a Percentage
                       Purchase                   of the Amount   of the Amount
               (Including Sales Charge)             Invested     Offering Price
               ------------------------          --------------- ---------------
      Less than $100,000........................      4.71            4.50
      $100,000 but less than $250,000                 3.63            3.50
      $250,000 but less than $500,000...........      2.56            2.50
      $500,000 but less than $1 million               2.04            2.00
      $1 million or more........................        *               *

* There is no sales charge on purchases of $1 million or more. However, such purchases are subject to a CDSC of 1.00% on redemptions within 18 months af-ter purchase. Fahnestock will pay Selling Dealers who initiate and are re-sponsible for purchases of $1 million or more a commission as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million, plus 0.20% on the next $2 million and 0.08% on the excess over $5 million.
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Reduction or Waiver of Class A Sales Charge

Combination Privilege: You may be able to combine your purchase of Class A shares with purchases by family members or fiduciaries to take advantage of a reduction or waiver of the sales charge. Ask a Fahnestock or Selling Dealer
representative. See pages   to   of the SAI for more details.

Accumulation Privilege: You may combine your current purchase of Class A shares with the net asset value of Class A shares you already own to qualify for a reduction or waiver of the sales charge. For example, if you plan to purchase $5,000 worth of Class A shares at a time when you already own $100,000 worth of Class A shares, you would pay a 3.50% sales charge.

Reinvestment Privilege: If you have redeemed Class A Shares, you may, within two years after the redemption date, reinvest any part of your redemption pro-ceeds in Class A Shares without payment of a sales charge. You should notify Fahnestock or the Selling Dealer who handled your purchase and redemption writing of your in-tention to use this reinvestment privilege. If you rein vest in the Fund within 30 days, any loss realized on the redemption will not be recognized for Federal income tax purposes as to the number of shares ac-quired under the reinvestment privilege although your tax basis may be read-justed.

Letter of Intent: If you enter into a Letter of Intent, in which you agree to purchase a specified dollar amount of Class A Shares of the Fund in a 13-month period, you may qualify for a reduction or waiver of the sales charge. Class A shares purchased during the 90-days before the Fund receives your Letter of Intent, and still owned by you, may also be counted in determining the appli-cable sales-charge reduction.

Other Waivers: You can purchase Class A shares without a sales charge if you are:

 . a trustee or officer of The Fahnestock Funds.

 . a director, officer, employee or retired employee of Hudson, Fahnestock, a Selling Dealer or Fahnestock Viner Holdings, Inc. and its affiliates;

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 . a state, county, or city, or a department or agency of this type of govern-ment body that is prohibited by investment laws from paying a sales charge; or

 . a wrap account.

Class B Shares

Because it will normally be preferable to an investor who qualifies for re-duced initial sales charges to purchase Class A Shares rather than Class B shares, Fahnestock will reject any purchase order greater than $250,000 for Class B Shares.

There is no initial sales charge on purchases of Class B Shares, but you may be charged a CDSC on any redemption that causes the value of your Class B share account to fall below the amount of your total purchases of Class B Shares during a six-year holding period. You will not be charged a CDSC on re-demptions of:

 . shares that represent appreciation of your original investment, or

 . shares purchased through reinvestment of dividends and distributions.

The amount of the CDSC you pay is based on the length of time you hold shares, according to the following table:

Years Shares are Held                                                       CDSC
- ---------------------                                                       ----
Less than one year.........................................................   5%
One but less than two years................................................   4%
Two but less than four years...............................................   3%
Four but less than five years..............................................   2%
Five but less than six years...............................................   1%
Six or more years..........................................................   0%

For purposes of calculating the applicable CDSC, it is assumed that redemp-tions are made first of Class B Shares to which the CDSC does not apply, then of Class B Shares that have been held the longest; this will result in the lowest applicable charge.

Fahnestock will pay a concession or discount equal to 4% of the net asset value of all Class B Shares sold through Selling Dealers, and other NASD mem-bers, with whom it has entered into a written agreement providing for such concession. Neither Fahnestock nor the Fund has any special compensation ar-rangements with any Selling Dealers.

Waiver of Class B CDSC

General: You will not be charged a CDSC on redemptions of Class B Shares that would have qualified for a waiver of the sales charge if you had purchased Class A Shares.

Systematic Withdrawal: You will not be charged a CDSC on Systematic Withdrawal Plan payments that do not exceed on an annual basis 12% of the value of in-vestment in Class B shares.

Death or Disability: Redemptions following death or disability are not subject to a CDSC.

Wrap Accounts: If a dealer has entered into a Dealer Wrap Agreement with Fah-nestock to purchase Class B Shares solely for its clients with whom it has wrap accounts or similar arrangements, the Class B Shares may be sold without being subject to any CDSC at redemption. Wrap accounts are discussed in the SAI.

Other Waivers: Redemptions of Class B shares in connection with certain re-quired post-retirement withdrawals from a retirement plan are not subject to a CDSC.

Distribution Expenses

The Fund has adopted 12b-1 Plans under which it may reimburse Fahnestock for certain expenses for distributing the shares of a particular Class or for pro-viding services to the shareholders of that Class.

 . Class A 12b-1 Plan

Fahnestock may reimburse Fahnestock for distribution and service expenses at a maximum annual rate of 0.50% of the average daily net asset value of the Class

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
A shares. The amount of Class A 12b-1 fees is calcu lated based on assets that have been continuously invested in the Fund for four calendar years or less. This fee is borne, pro rata, by all Class A shares. Whenever a shareholder re-deems Class A shares, the Fund will deem the shares that have been held the longest to be redeemed before shares acquired later. This method is commonly known as "first-in, first-out."

 . Class B 12b-1 Plan

The Fund may reimburse Fahnestock at the maximum annual rate of 0.25 percent of the average daily net asset value of the Class B shares for the expenses of providing personal service to Class B shareholders or the maintenance of Class B shareholder accounts. Also the Fund may reimburse Fahnestock at the maximum annual rate of 0.75 percent for expenses incurred in distributing Class B shares. In either case the length of time you have held Class B shares will not affect the amount of Class B 12b-1 fee.

DISTRIBUTIONS TO SHAREHOLDERS AND TAXATION

The Fund pays out to shareholders any net income and net capital gains. Ordi-narily, the Fund makes these distributions once a year (in December).

Unless you tell us otherwise, your income and capital gains distributions from the Fund will be reinvested in the Fund. However, if you prefer you may:

  . receive all distributions in cash, or

  . reinvest capital gain distributions, but receive income distributions in cash.

To take advantage of one of these options, please indicate your choice on your application.

How Distributions are Taxed. Except for tax-advantaged retirement accounts, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them.

Distributions are taxable in the year you receive them. In some cases, distri-butions you receive in January are taxable as if they had been paid the previ-ous year. Your tax statement will help you clarify this.

Income distributions and short-term capital gain distributions are generally taxed as ordinary income. The tax treatment of capital gain distributions de-pends on how long the Fund held the securities it sold, not when you bought your shares of the Fund, or whether you reinvested your distributions.

How Transactions are Taxed. When you sell Fund shares, you generally realize a taxable gain or loss.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                     FINANCIAL HIGHLIGHTS--Class A Shares

This Financial Highlights tables are intended to help you understand the Fund's financial performance for the past five years or, in the case of Class B, since inception in April 1997. Certain information reflects financial re-sults for a single Fund share. The total returns in the table represents the rate that an investor would earned [or lost] on an investment in the Fund (as-suming reinvestment of all dividends and distributions). The information has been audited by PriceWaterhouseCoopers LLP (formerly, Coopers & Lybrand LLP), whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                [Insert Financial Highlights for past 5 years]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      FINANCIAL HIGHLIGHTS--Class B Shares


                 [Insert Financial Highlights for past 5 years]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              FOR MORE INFORMATION

The following information about the Fund is available without charge upon re-quest:

 . Statement of Additional Information

This document includes additional information about the Fund's investment poli-cies, risks and operations. It is incorporated by reference into this Prospec-tus (which means it is legally part of this Prospectus).

 . Annual and Semi-Annual Reports

Additional information about the Fund's investments and performance is avail-able in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. It is also incorporated by reference into this Prospectus.

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports and other information about the Fund or your account:

By Telephone: Call Investors Fiduciary Trust Company toll-free at 1-800-367-
0068.

By Mail: Write to Investors Fiduciary Trust Company, 111 West 10th Street, Kan-sas City, Missouri 64105.

From the SEC: You can also obtain copies of the Statement of Additional Infor-mation and other Fund documents and reports by visiting the SEC's Public Refer-ence Room in Washington, D.C. (phone 1-800-SEC-0330) or the SEC's Internet website at http://www.sec.gov. Copies may be obtained upon payment of a dupli-cating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

No one has been authorized to provide any information about the Fund or to make any representation about the Fund other than what is contained in this Prospec-tus. This Prospectus is not an offer to sell shares of the Fund, nor a solici-tation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by: Fahnestock & Co. Inc.

SEC File No. 811-06166

HUDSON CAPITAL
--------------
 APPRECIATION
 ------------
     FUND
 ------------
Prospectus________________________________________________________Class A Shares
May 1, 1999_______________________________________________________Class B Shares

A mutual fund seeking to achieve long-term growth of capital through investment in equity securities.



FAHNESTOCK
-----------
Established 1881
================

-------------------------------------------------------------------------------
                                                                 CLASS N SHARES
HUDSON CAPITAL

APPRECIATION FUND                               125 Broad Street
(A Series of The Fahnestock Funds)              New York, New York 10004

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 PROSPECTUS

 May 1, 1999

 Hudson Capital Appreciation Fund is the first (and, to date, the only) se-ries of The Fahnestock Funds, a Massachusetts business trust (the "Trust"). The Trust is an open-end diversified management investment company commonly known as a mutual fund.

 The Fund seeks long term growth through capital appreciation by investing primarily in equity securities. Current income is not an important consider-ation.




-------------------------------------------------------------------------------

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
THE FUND'S INVESTMENT OBJECTIVE AND GOAL

The principal objective of Hudson Capital Appreciation Fund is long-term capi-tal appreciation through investment in common stocks.

THE PRINCIPAL STRATEGY USED BY THE FUND TO ACHIEVE THIS GOAL

 . Opportunity Investing. To achieve this goal the Fund's Portfolio Manager, James Gerson, uses the strategy of opportunity investing. This is a process in which the Portfolio Manager looks for investments that he believes meet two criteria:

 . Value Element. The Portfolio Manager seeks to identify and invest in compa-nies that he believes have a promising future and that may not have been ade-quately recognized by the market. This typically involves comparison of the market price of a company's stock with the company's net assets, historical earnings and cash flow and is sometimes referred to as "value investing." Value investing means looking for investments that are low in price in rela-tion to the Portfolio Manager's estimate of their actual value.

 . Growth Element. At the same time the Portfolio Manager looks for companies whose earnings are expected to grow faster than the earnings of other poten-tial investment candidates. This involves looking at the prospects for the industries that a company serves.

The principal objective of the Fund's research activities is to identify com-panies that have a promising future ("growth element") and can be purchased at a reasonable price ("value element"). A company's ability to grow is deter-mined by a review of the industry it serves; its historical ability to achieve high returns on capital and grow, successfully introduce new products or enter new markets; build market share and to maintain a healthy financial condition. A company's value is determined by an analysis of its share price in relation to its earnings, cash flow generation, and net assets, as well as a comparison to a peer group of companies.

The opportunity to invest in companies that meet both of these criteria often occurs because of temporary or unusual circumstances which the Portfolio Man-ager believes will be corrected, because of results in similar companies which may not be relevant but nevertheless affect the market price; because of tem-porary illiquidity in a stock, or because of inadequate research coverage by Wall Street analysts. The Portfolio Manager believes these conditions create an opportunity for investors with a long-term perspective to identify invest-ments will appreciate.

 . Small-Cap and Mid-Cap Investing. Often these opportunities occur in smaller capitalization stocks which are not as liquid or as widely followed by Wall Street analysts as larger companies. As a result the Portfolio Manager often invests in small- and mid-cap companies. The Fund considers companies with a market capitalization (price per share multiplied by total shares) of under $1 billion as small-cap, and companies between $1 billion and $5 billion as mid-cap. However, the Fund's portfolio is not limited to small- and mid-cap in-vestments; from time to time a significant proportion may be invested in large-capitalization stocks.

 . Diversification.

 . By industry. The Fund generally maintains a diversified portfolio in terms of the industries it invests in. Diversification tends to reduce the risk of sharp fluctuations in the value of the Fund's entire portfolio.

 . By company. For the same reasons the Fund does not invest more than 5% of its assets in any one security (issue).

PRINCIPAL RISKS OF INVESTING IN THE FUND

 . General market conditions. Most of the Fund's performance depends on what happens in the stock market.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
The market's behavior depends, in turn, on a wide variety of factors beyond the control of any money manager. It is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

 . Risks related to Portfolio Manager's investment strategy.

 . Effect of opportunity investment style. The Fund's Portfolio Manager seeks investments in companies that may be less recognized in the market, with the result that their price does not fully reflect his analysis of true value. The fact that these securities are less well followed by securities analysts results in a risk that they may not achieve the price-earnings multiples of more popular investments, or the Portfolio Manager's analysis may be incor-rect.

 . Investment in small- and mid-cap companies. As indicated above, the Portfo-lio Manager frequently (although not exclusively) selects small- and mid-cap securities for the Fund. These types of investment may be more volatile than securities of companies with larger market capitalization, resulting in the risk of wider price swings in up-and-down market conditions. Also, some of these small- and mid-cap securities are relatively thinly traded, which may call for greater skill and make it difficult to acquire or dispose of posi-tions quickly, without affecting the market price.

 . Full investment policy. The Fund's Portfolio Manager does not attempt to anticipate or predict broad market trends. The Fund therefore does not usu-ally hold a significant part of its assets in cash or cash equivalents, such as U.S. government securities. This means that the Fund is more exposed to the risks of market fluctuations than investors holding substantial positions of cash or cash equivalents.

 . Risks related to the small size of the Fund.

 . Single Portfolio Manager. Another consequence of the small size of the Fund is that it does not have a large staff of in-house research personnel or an investment committee that reviews proposed portfolio transactions. Mr. Gerson is the only individual responsible for management of the Fund's portfolio. However, if he were unavailable for a significant period of time, Hudson Cap-ital Advisors, Inc. believes that it would be able to assign another experi-enced individual to this responsibility.

 . Other risks related to the small size of the Fund. To date, the Fund's net assets have not exceeded $50 million. Accordingly, its expense ratio is higher than that of some larger funds. In addition, the Fund does not have significant portfolio turnover. This results in lower expenses for commis-sions and other transaction charges within the portfolio, which may reduce the opportunity for the Portfolio Manager to acquire research in exchange for commissions. The Fund does not have any "soft-dollar" arrangements with bro-ker-dealers.

  A more detailed discussion of these risks, as well as strategies used by the
Portfolio Manager to reduce risks begins at page   of this Prospectus.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                         RISK/RETURN CHARTS AND TABLES

The bar chart below shows the performance of the Fund's Class N Shares for 1998.


    [INSERT BAR CHART PROVIDING ANNUAL RETURN OF CLASS N SINCE INCEPTION.]


The following table shows the Fund's returns averaged over the year 1998. It shows past performance only and does not predict future results.


 [INSERT TABLE SHOWING AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/98 FOR CLASS
                                      N.]


The information on this page assumes that all distributions were reinvested in the Fund. The figures include Fund expenses.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                         FEES AND EXPENSES OF THE FUND

This table shows the fees and expenses that you may pay if you buy and hold Class N shares.

Shareholder Fees
(fees paid directly from your investment)

      Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                 0%
      Maximum Deferred Sales Charge (CDSC)
       (as a percentage of original purchase price) or                     0%
      Maximum Deferred Sales Charge (CDSC)
       (as a percentage of redemption proceeds)                            0%
      Maximum Sales Charge Imposed on Reinvested Dividends
       (as a percentage of offering price)                                 0%
      Redemption Fees (as a percentage of amount redeemed, if applicable)  0%

                    --------------------------------------

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

      Management Fee/1/                 1.00%
      12b-1 Fees                        0.25%
      Other Expenses/2/
                                        -----
      Total Fund Operating Expenses/3/
                                        -----

                    --------------------------------------

  /1/The management fee is reduced to 0.75% per annum for assets of the Fund in excess of $25,000,000. As of [date], 1999, the Fund's net assets were approximately $ .

  /2/"Other Expenses" in the above table include fees for shareholder servic-es, custodial fees, legal and accounting fees, printing costs and regis-tration fees.

  /3/Hudson Capital Advisors, Inc. has voluntarily undertaken to waive its management fee and to reimburse Other Expenses in order to cap Total Fund Expenses at 2.00% for Class N shares.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 year               3 years                         5 years                         10 years
      ------               -------                         -------                         --------
        $                     $                               $                               $

You would pay the following expenses if you did not redeem your shares:

        $                     $                               $                               $

 [TO COME--numbers reflecting actual expenses without voluntary expense cap.]

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

  The Fund's objective is to achieve long-term growth through capital appreci-ation by investing primarily in equity securities. Current income is not an important consideration. Although the Fund does not intend to change its ob-jective, it reserves the right to do so without shareholder vote. The Fund's fundamental investment policies, which are stated in the Statement of Addi-tional Information, cannot be changed without shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

 . Investment in companies whose value has not been fully recognized by the marketplace. This is part of the opportunity investment strategy used by the Fund's Portfolio Manager. The advantage of this type of investment is that it offers the potential for appreciation. The Portfolio Manager seeks to identify companies that have had relatively little market attention. However, the re-lated risk is that other investors will continue to ignore the possibilities of the securities selected by the Portfolio Manager, that recognition will not come within a reasonable time, or that, for any other reason, initial expecta-tions do not materialize.

 Because investments are made based on both value and growth characteristics, the Portfolio Manager seeks to manage this risk by selecting securities that he believes will experience above-average earnings growth.

 . Investment in companies whose earnings are expected to grow at an above-av-erage rate. A part of the Portfolio Manager's opportunity investment strategy is to seek to identify companies whose income will grow faster than those of other companies. This means that, assuming the ratio of price to earnings re-mains constant, the prices of these companies stock will outperform the aver-ages. However, this evaluation depends on an appraisal of the rate of earnings growth of a particular company, comparison of this projection with the projec-tions for other companies, and an evaluation of probable future price-to-earn-ings ratios for that type of company's stock. All of these steps require the Portfolio Manager to make judgements about future events, as to which there can be no certainty.

 Because investments are made based on both value and growth characteristics, the Portfolio Manager seeks to manage this risk by selecting investments that he believes are undervalued, and which he therefore expects to be less vola-tile.

 . Investment in small- and mid-cap securities. These securities may tend to be more volatile, reacting more sharply to ups and downs in the market or rele-vant market sector.

 The Portfolio Manager attempts to minimize this risk by creating a portfolio for the Fund that has a combined volatility factor, sometimes called its beta factor, that is below the beta factor of comparable investments. Also, the opportunity investment strategy, combining value and growth elements, may tend to reduce the volatility of the Fund's portfolio.

In addition, smaller market cap securities may tend to be less liquid than larger capitalization stocks. This may result in additional costs in both ac-cumulating and liquidating securities for the Fund's portfolio.

 The Portfolio Manager seeks to manage this type of risk by including in the Fund's portfolio larger capitalization securities that meet his opportunity investment criteria and maintaining a diversified portfolio of securities.

 . Policy of full investment. The Portfolio Manager does not attempt to predict or anticipate broad market trends. He seeks high quality, suitable investments within the guidelines described in this Prospectus. He does not usually cause the Fund to hold significant amounts of cash or other "defensive" positions, such as U.S. government securities, to offset the impact of anticipated market swings.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 The Fund reserves the right to make defensive investments when the Portfolio Manager decides that this is appropriate.

In addition, the fact that the Fund is fully invested may require it to sell portfolio securities to meet unanticipated large redemption orders. These sales could have a depressing effect on the market for the remaining shares held by the Fund. The Fund has reserved the right to satisfy redemption orders by distribution of portfolio securities to the redeeming shareholder. This au-thority has not been used to date. It is discussed in more detail in the sec-tion of this Prospectus called "How to Redeem Shares."

 In light of the relatively small size of the Fund, it is less likely to expe-rience problems associated with illiquidity of its portfolio. The Portfolio Manager seeks to minimize this risk by investing in a combination of larger-capitalization securities and small- and mid-capitalization securities in which the historic trading volume has been significant in relation to the size of the Fund's positions.

 In addition, the Fund seeks to avoid having a single investor (or a related group of investors) own a significant block of its shares. This is expected to tend to reduce the likelihood of disproportionately large redemption or-ders.

In light of these risk factors, including the risks associated with any secu-rities market investment, the Fund may not be suitable as the sole or primary investment vehicle for all kinds of investors. You are strongly encouraged to discuss this question with a Fahnestock Account Executive (or a representative of a Selling Dealer), who should be able to help you evaluate the Fund in re-lation to your income, needs, existing and planned investments, and other rel-evant factors.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

During 1998 the Fund's results were adversely affected by the under-perfor-mance of small companies compared to larger companies. While this has been the case for several years, 1998 was unusual. Analysts reported that small-cap stocks reached 20-year lows in relation to larger companies in terms of rela-tive price-to-earnings, price-to-book value and price-to-sales ratios. The Russell 2000 index declined 3.45% for the year, compared to % for the Stan-dard & Poor's index of the 500 largest capitalization stocks. Approximately 70% of the Fund's assets were in small- and mid-cap stocks.

MANAGEMENT OF THE FUND

James Gerson has been the Fund's Portfolio Manager since October 1, 1995. He is solely responsible for the day-to-day management of the Fund. Mr. Gerson is a Senior Vice President of Hudson Capital Advisors, Inc. and of Fahnestock. From April 1993 until October 1994, he was a Senior Vice President and Manag-ing Director of Fahnestock's Corporate Finance Department. From October 1994 to September 1995, he was an Equity Research Analyst with Fahnestock. Hudson Capital Advisors, Inc. has been the investment manager since the Fund's incep-tion in 1991.

Hudson began operation in [year   ] and offers investment management services
to individuals and investment entities. Hudson is located at 780 Third Avenue, New York, NY 10022.

For 1998 Hudson earned an investment management fee of [x ]% of average net assets. However, Hudson waived a portion of this fee to reduce the Fund's ex-penses in line with its voluntary commitment to cap Class N expenses at 2% of average annual net assets. This commitment, being voluntary, can be withdrawn by Hudson at any time. However, Hudson currently has no intention to change the expense cap.

SHARE PRICES

The price per share for each Class is the net asset value, which means the to-tal value of assets, minus total liabilities, attributable to that Class, di-vided by the number of shares of that Class. The price per share is computed as

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
of the close of business on the New York Stock Exchange (generally at 4:00 p.m. New York time) on each day on which the NYSE is open for unrestricted trading.

Portfolio securities are normally valued at market prices. Any foreign securi-ties held by the Fund will be valued at the last sale price as of the close of business on the NYSE. If Hudson believes that this method does not accurately reflect the value of a particular security's value, the fund may price that security at "fair value" as determined in good faith by the Trustees.

HOW TO BUY SHARES

To Purchase Shares From Fahnestock or a Selling Dealer.

 . General. You may buy Class N shares through representatives of Fahnestock or the Selling Dealers (broker/dealers that have signed Selling Agreements with Fahnestock). You may be charged a fee if you purchase Class N shares through someone not affiliated with Fahnestock or a Selling Dealer. The minimum ini-tial investment is $1,000. Purchases must be paid for in U.S. dollars. Addi-tional investments may be made in amounts of $50 or more.

 . Retirement Plans. You may also use the Fund to accumulate and hold assets for various types of qualified retirement plans, such as Individual Retirement Accounts (including Roth IRAs, and Education IRAs), Keogh plans, pension and profit sharing plans, tax sheltered annuity retirement plans, and 401(k) plans. The initial investment minimum for these retirement plans is $1,000 ex-cept that the minimum initial investment for Education IRAs is $500. The mini-mum additional investment is $50. The amount you can contribute to such plans is subject to limits set by the Internal Revenue Code and may be deducted within limits set by the Code.

 . Systematic Investment. You may choose to invest through the Systematic In-vestment Plan, under which the Fund's transfer agent, IFTC, will deduct an amount that you specify from your bank account on a regular basis. The initial minimum investment for a Systematic Investment Plan is $100 and each subse-quent transfer must be at least $50 on a monthly or quarterly basis. While there is no charge to shareholders for this service, a charge of $10 will be deducted from a shareholder's Fund account if a systematic withdrawal is re-jected by the bank for insufficient funds. (This charge will be waived for qualified retirement plan accounts.) If you chose this form of investment you can terminate it at any time, without charge or penalty; it can also be termi-nated by, the Fund, IFTC or Fahnestock. For further information about the Sys-tematic Investment Plan ask your Fahnestock account representative [or any Selling Dealer].

 . Forward Pricing. An order to purchase Fund shares will be processed at the next price computed after the order is received. This means that orders re-ceived before 4:00 pm New York Time will generally be computed as of 4:00 pm the same day. Orders received after 4:00 pm will receive the price computed on the next business day.

 . Payment for Shares. The money to pay for your shares must be received by Fahnestock or IFTC within three business days after you place your order, or your order may be canceled.

To Purchase Shares From Fund Supermarkets

 . In addition to the methods of buying shares described above, you may also purchase shares through Fund Supermarkets. Fund Supermarkets are financial in-termediaries that make Class N shares, as well as shares of other mutual funds, available to their customers [which may charge account maintenance fees (?) and transaction fees for purchases and redemptions???]. Fund Supermarkets may impose certain restrictions on their clients which are in addition to or different from those described in this Prospectus. They may also modify or waive certain features of the Fund, such as investment minimums. Therefore, if you are a Fund Supermarket client, you should

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
read this Prospectus in light of the terms of your account with the Fund Su-permarket.

Fund Supermarkets are responsible for promptly transmitting your orders to the Fund and for payment of your shares. You should ask your Fund Supermarket rep-resentative about the pricing of and payment for shares. Payment for purchases of Class N shares must be received by the Fund by the time the Fund prices the shares the next day. If the Fund does not receive payment from the Fund Super-market on time, the Fund Supermarket may be liable for resulting fees or loss-es.

HOW TO REDEEM SHARES

If Your Shares Are Registered In Your Own Name.

 . Through Fahnestock or a Selling Dealer. You may redeem your fund Shares through Fahnestock or your Selling Dealer. You may be charged a fee if you re-deem shares through a person who is not affiliated with Fahnestock or the Selling Dealer.

 . Written Request. You may also redeem your shares by making a written request directly to IFTC. Each request must be accompanied by an application signed by the shareholder and must be accompanied by any share certificates issued for shares being redeemed or a stock power if no such certificates were issued. A stock power is a written instrument executed by a shareholder in order to fa-cilitate the legal transfer of shares of the Fund. For more specific details
on how to redeem your shares by written request, please see pages   to   of
the Statement of Additional Information.

 . Redemption by Telephone. If you own Class N Shares that are not represented by share certificates you may redeem these shares by telephone by calling 1-800-367-0068. To redeem Class N Shares by telephone, you must have completed and returned to IFTC an account application electing the telephone redemption privilege. You should be aware that redemption by telephone may involve giving up a measure of security that is provided by written redemptions. Neither the Fund, Fahnestock nor IFTC will be liable for following redemption instructions received by telephone that it reasonably believes to be genuine. Reasonable procedures will be used to confirm the genuineness of such instructions, in-cluding requesting specific personal information from you and written confir-mation of telephone transactions. IFTC may also record telephone redemptions. Proceeds of telephone redemptions will be sent only to the shareholder's ad-dress of record, and telephone redemption is not available to a shareholder whose address of record has changed within the past 30 days. During periods of unusual economic or market activity, it may be difficult to effect redemptions by telephone. If you are unable to contact IFTC by telephone, you can redeem your shares by written request.

 . Forward Pricing. As in the case of share purchases, redemption orders are processed at the next price determined after Fahnestock or a Selling Dealer receives a complete redemption request, including any share certificates and stock papers.

 . Payment for Redeemed Shares. Payment for shares redeemed will ordinarily be made on the next business day after Fahnestock or the Selling Dealer receives a complete redemption order. However, the Fund reserves the right to pay re-demption proceeds within seven days after the order if, in its judgment, imme-diate payment would adversely affect the Fund.

IF YOU HAVE PURCHASED SHARES THROUGH A FUND SUPERMARKET.

 . If you have an account with a Fund Supermarket, you can redeem your shares through your account. You should contact your Fund Supermarket representative for more details.

RESTRICTIONS ON REDEMPTIONS

The following restrictions apply both to shares held in your own name and to shares purchased through Fund Supermarkets.

 . Redemptions in Kind. Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities. The Fund's Trustees have the right

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
to set conditions for such in-kind redemptions. Any securities used to satisfy redemption orders would be valued at the same value used in determining net asset value. The Fund has made a legal election under which it must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net assets at the beginning of such period.

 . Suspension of Redemptions. The Fund may suspend the right of redemption and may postpone payment for redeemed Fund shares when the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the Securi-ties and Exchange Commission during periods when trading on the NYSE is re-stricted or during an emergency which makes it impractical for the Fund to dispose of its securities or fairly to determine the value of its net assets, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

 . Other Restrictions on Redemptions. Due to the proportionately high cost of maintaining smaller accounts, the Fund reserves the right to redeem all shares in a Fund account which has a value of less than $500 as the result of redemp-tions (except accounts which constitute the assets of retirement plans) and to mail the proceeds to the shareholder. Shareholders will be notified before these redemptions are to be made and will have 30 days to purchase additional shares to bring their accounts up to the required minimum.

Distribution Expenses

The Fund has adopted a 12b-1 Plan under which it may reimburse Fahnestock for certain expenses for distributing the Class N shares or for providing services to the Class N shareholders. The Fund may reimburse Fahnestock at a maximum annual rate of 0.25% of the average daily net asset value of the Class to re-imburse Fahnestock for its expenses in distributing Class N shares or provid-ing personal service to Class N Shareholders or the maintenance of Class N Shareholder accounts, or for payments by Fahnestock to others for such activi-ties.

Through the 12b-1 Plan the Fund may, through Fahnestock, pay Fund Supermarkets for administration subaccounting and/or shareholder services up to 0.25% of the average annual value of accounts maintained by Fund Supermarkets. Fahnes-tock may supplement this fee from its own resources.

DISTRIBUTIONS TO SHAREHOLDERS AND TAXATION

The Fund pays out to shareholders any net income and net capital gains. Ordi-narily, the Fund makes these distributions once a year (in December).

Unless you tell us otherwise, your income and capital gains distributions from the Fund will be reinvested in the Fund. However, if you prefer you may:

  . receive all distributions in cash, or

  . reinvest capital gain distributions, but receive income distributions in cash.

To take advantage of one of these options, please indicate your choice on your application.

How Distributions are Taxed. Except for tax-advantaged retirement accounts, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them.

Distributions are taxable in the year you receive them. In some cases, distri-butions you receive in January are taxable as if they had been paid the previ-ous year. Your tax statement will help you clarify this.

Income distributions and short-term capital gain distributions are generally taxed as ordinary income. The tax treatment of capital gain distributions de-pends on how long the Fund held the securities it sold, not when you bought your shares of the Fund, or whether you reinvested your distributions.

How Transactions are Taxed. When you sell Fund shares, you generally realize a taxable gain or loss.

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-------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS

This Financial Highlights tables are intended to help you understand the Fund's financial performance since inception in April 1997. Certain informa-tion reflects financial results for a single Fund share. The total returns in the table represents the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distri-butions). The information has been audited by PriceWaterhouseCoopers LLP (for-merly, Coopers & Lybrand LLP), whose report, along with the Fund's financial statements, are included in the annual report, which is available upon re-quest.

                 [Insert Financial Highlights since inception]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              FOR MORE INFORMATION

The following information about the Fund is available without charge upon re-quest:

 . Statement of Additional Information

This document includes additional information about the Fund's investment poli-cies, risks and operations. It is incorporated by reference into this Prospec-tus (which means it is legally part of this Prospectus).

 . Annual and Semi-Annual Reports

Additional information about the Fund's investments and performance is avail-able in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. It is also incorporated by reference into this Prospectus.

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports and other information about the Fund or your account:

By Telephone: Call Investors Fiduciary Trust Company toll-free at 1-800-367-
0068.

By Mail: Write to Investors Fiduciary Trust Company, 111 West 10th Street, Kan-sas City, Missouri 64105.

From the SEC: You can also obtain copies of the Statement of Additional Infor-mation and other Fund documents and reports by visiting the SEC's Public Refer-ence Room in Washington, D.C. (phone 1-800-SEC-0330) or the SEC's Internet website at http://www.sec.gov. Copies may be obtained upon payment of a dupli-cating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

[From Fund Supermarkets]: [You can request copies of Fund documents from your Fund Supermarket representative.]

No one has been authorized to provide any information about the Fund or to make any representation about the Fund other than what is contained in this Prospec-tus. This Prospectus is not an offer to sell shares of the Fund, nor a solici-tation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer. The Fund's shares are distributed by: Fahnestock & Co. Inc.

SEC File No. 811-06166

HUDSON CAPITAL
----------------
 APPRECIATION
----------------
     FUND
----------------
Prospectus________________________________________________________Class N Shares
May 1, 1999

A mutual fund seeking to achieve long-term growth of capital through investment in equity securities.



FAHNESTOCK
----------
Established 1881
================

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
HUDSON CAPITAL                                                   CLASS A SHARES
APPRECIATION FUND                                                CLASS B SHARES

(A Series of The Fahnestock Funds)              125 Broad Street CLASS N SHARES
                                                New York, New York 10004

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

 May 1, 1999

 This Statement of Additional Information is not a Prospectus. It provides in-formation about Hudson Capital Appreciation Fund (the "Fund") in addition to the information contained in the Fund's Prospectuses dated May 1, 1999. This document should be read together with the Prospectuses.

 You can obtain copies of the Prospectuses, free of charge, by writing to the Fund's Transfer Agent, Investors Fiduciary Trust Company, at 111 West 10th Street, Kansas City, Missouri 64105 or by calling 1-800-367-0068.

 The following documents are incorporated by reference:

  -- The Fund's Prospectuses, both dated May 1, 1999,

  -- Annual Report to Shareholders, and

  -- Semi-Annual Report to Shareholders.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS

                                                              Cross-Reference
                                                               to Prospectus
                                                              ---------------
Contents                                                 Page   A/B      N
- --------                                                 ---- ---------------
Investment Strategies and Risks.........................   3
Investment Policies.....................................   4
Temporary Defensive Positions...........................   5
Management of the Fund..................................   6
Other Service Agreements................................  10
Principal Underwriter...................................  10
Distribution Plans......................................  11
Brokerage Transactions and Commissions..................  13
Capital Stock...........................................  14
How to Buy Shares.......................................  15
Reductions in Class A Sales Charges.....................  16
Offering Price..........................................  17
Computation of Net Asset Value..........................  17
How to Redeem Shares....................................  17
Redemptions in Kind.....................................  18
Taxes...................................................  18
Distribution............................................  19
Calculation of Performance..............................  20

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-------------------------------------------------------------------------------

Hudson Capital Appreciation Fund is the first (and, to date, the only) series of The Fahnestock Funds, a Massachusetts business trust (the "Trust") created under the laws of Massachusetts on August 29, 1990. The Trust is an open-end diversified management investment company commonly known as a mutual fund.

INVESTMENT STRATEGIES AND RISKS.

The Fund's principal investment strategies are described in the Prospectuses. This section contains supplemental information about the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may use, and certain risks associated with those investments, policies and strategies.

 . Warrants. The Fund may invest in warrants. A warrant confers upon its holder the right to purchase an amount of securities at a particular time and price. Because a warrant does not carry with it the right to dividends or voting rights, and because it does not represent any rights in the assets of the is-suer, warrants may be considered more speculative than certain other types of investments. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised before its expiration date.

 . Lending of Securities. The Fund has the authority to lend securities to bro-kers, dealers and other financial organizations. The Fund will not lend secu-rities to Hudson Capital Advisors, Inc. ("Hudson"), the Fund's adviser, or to Fahnestock & Co. Inc. ("Fahnestock"), the Fund's administrator and distribu-tor, or to their affiliates. If the Fund were to lend its securities, it would continue to benefit or lose based on the changes in market price of the loaned securities, and would continue to be entitled to any income, such as divi-dends, on those securities. At the same time, it would receive collateral from the stock borrower, which the Fund could invest on a short-term basis to in-crease its income. It would also receive a fee from the stock borrower. The Fund will adhere to the following conditions whenever its securities are loaned: (a) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the securities including accrued in-terest rises above the level of the collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.


Hudson believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the ob-ligation. However, as with other extensions of secured credit, loans of port-folio securities involve some risk of loss of rights in the collateral should the borrower fail financially. The Fund has not engaged in securities lending prior to the date of this Statement of Additional Information.

 . Investment in foreign securities. The Fund does not invest a substantial portion of its assets in foreign securities. However, this may be done when, in the Portfolio Manager's judgement, a foreign security appears to meet his opportunity investing criteria. The Fund's investments in foreign securities will be securities listed on U.S. exchanges, or available to U.S. investors in the form of American Depository Receipts and American Depository Shares.

Foreign stocks can be riskier than comparable U.S. stocks. This is partly be-cause most foreign markets are less developed and foreign governments, econo-mies, and laws may be less stable. Also key information about

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
foreign companies may be unavailable or inaccurate. As a result, foreign stocks can fluctuate more widely in price than stocks of comparable U.S. com-panies.

 . U.S. Government Securities. Examples of the types of U.S. Government securi-ties that the Fund may hold include are U.S. Treasury Bills, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Co-operatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks and the Maritime Administration.

 . Temporary Defensive Investments. When the Portfolio Manager believes that current market or economic conditions warrant, the Fund may use a temporary defensive strategy. The principal risk of the Fund implementing a defensive investment strategy is the effect it may have on portfolio turnover. A high rate of portfolio turnover will increase the Fund's brokerage expenses and may increase the amount of taxable its short-term gains.

INVESTMENT POLICIES

  The Fund has adopted the following policies relating to the investment of its assets and its activities. The Fund may not:

(1) Issue senior securities, except to the extent covered in paragraph 2, be-low.

(2) Borrow money, except that the Fund may borrow from banks as a temporary measure for emergency purposes where such borrowings would not exceed either
(i) 33 1/3% of total assets of the Fund taken at market or other fair value less liabilities other than borrowings, or (ii) 10% of its total assets taken at cost; or pledge, mortgage, or hypothecate its assets taken at market value to an extent greater than 15% of the Fund's total assets taken at cost. The Fund does not expect to borrow more than 5% of its total net assets at any one time and will not purchase securities during any period when borrowings exceed 5% of its total assets.

(3) Engage in the underwriting of securities of other issuers, except to the extent that the Fund may be deemed to be an underwriter in selling, as part of an offering registered under the Securities Act of 1933, as amended, securi-ties which it has acquired.

(4) Purchase a security if 25% or more of the Fund's total assets would be in-vested in a particular industry.

(5) Purchase real estate or interests in real estate, or commodities or com-modity contracts (including futures contracts).

(6) Make loans except through the purchase of bonds and other marketable obli-gations of corporate enterprises, and except for stock loans, which are dis-cussed above.

(7) Effect a short sale of any security.

(8) Purchase securities of any company with a record of less than three years' continuous operation if such purchase would cause the Fund's investments in all such companies, taken at cost, to exceed 5% of the Fund's total assets taken at market value.

(9) Invest for the purpose of exercising control over or management of any company.

(10) Invest more than 10% of the Fund's total assets in the securities of other investment companies. (The Investment Company Act of 1940 (the "1940 Act") imposes additional limitations on investment in securities of investment companies.)

(11) Invest in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies that invest in or sponsor those programs.

(12) Purchase or retain securities of any issuer if those officers and trust-ees of the Fund or the officers and directors of its investment adviser owning individually more than one-half of one percent of the securities of such issu-er, together own more than 5% of such issuer, or purchase from or sell to any of its officers and trustees or investment adviser, its principal distributor of the officers and directors of its investment adviser or principal distribu-tor, portfolio securities of the Fund.

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-------------------------------------------------------------------------------

(13) Purchase restricted securities which are subject to legal or contractual delays in or restriction on resale if as a result more than 5% in market value of the assets of the Fund would be invested in such securities. The Fund does not intend to acquire securities which are illiquid at the time of purchase.

 . Invest more than 5% of its total assets, taken at market value, in the se-curities of any one issuer other than the United States Government, or pur-chase more than 10% of the voting securities or of any other class of securi-ties of any one issuer.

The percentage limitations contained in the restrictions listed above apply at the time of purchases of securities. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage re-sulting from a change in values or assets will not constitute a violation of such restriction.

Fundamental Policies.

The policies listed above, with the exception of the first policy with respect to senior securities, are fundamental policies and can not be changed without the approval of the holders of a majority of the Fund's outstanding voting se-curities.

Under the 1940 Act a "majority" is defined as the lesser of:

 . 67% of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or rep-resented by proxy, or

 . more than 50% of the outstanding shares.

Temporary Defensive Investments

Temporary Defensive investing is not a principle investment strategy of the Fund. However, when the Portfolio Managers deems it necessary, the Fund may temporarily retain cash or invest in preferred stock, nonconvertible bonds or other fixed income securities, U.S. Government securities, money market in-struments and repurchase agreements.

Portfolio Turnover (if it's changed significantly in past two years)--Probably N/A.

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MANAGEMENT OF THE FUND

The Trustees oversee the management of the Fund. They elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Some of the officers of the Fund and Trustees of the Trust are also officers and directors of the Fund's investment adviser, Hudson, or officers and directors of the Fund's principal distributor, Fahnes-tock.

The names and ages of the Trustees and officers of the Fund and their princi-pal occupations for the past five years follows. An asterisk (*) indicates Trustees who are "interested persons" of the Fund (as defined by the 1940
Act). Unless otherwise indicated, the address of each Trustee and officer is 125 Wall Street, New York, New York 10004.

                             Position(s) Held          Principal Occupation(s)
 Name, Address, and Age         with Fund                During Past 5 Years
 ----------------------   ---------------------  ----------------------------------
*Albert G. Lowenthal, 54  Trustee, Chairman of   Mr. Lowenthal is Chairman of the
                          the Board and Chief    Board, and Chief Executive Officer
                          Executive Officer      of Fahnestock and its parent,
                                                 Fahnestock Viner Holdings Inc. He
                                                 is also the General Partner of
                                                 Phase II Financial Ltd., a limited
                                                 partnership, Chairman of Freedom
                                                 Investments, Inc., a broker-
                                                 dealer, President of Pace
                                                 Securities, Inc., a broker-dealer,
                                                 and is President, Director and a
                                                 Principal of Hudson.

*Michael Mendelson, 57    Trustee and President  Mr. Mendelson is Managing Director
                                                 of Fahnestock Asset Management, a
                                                 division of Fahnestock.

Keith Gunzenhauser, 65    Trustee                Mr. Gunzenhauser is retired. He
2649 360th Street                                was formerly Executive Vice
Van Meter, IA 50261                              President-Finance and Chief
                                                 Investment Officer of Finance
                                                 Central Life Assurance Company
                                                 (Des Moines, Iowa).

Richard E. Landau, 55     Trustee                Mr. Landau is a private investor.
4490 Riverwatch Drive
#201 Bonita Bay
Bonita Springs, FL 33923

                                                  (list continued on next page)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(list continued from previous page)

                                 Position(s) Held          Principal Occupation(s)
   Name, Address, and Age           with Fund                During Past 5 Years
   ----------------------     ---------------------  ----------------------------------
James D. McQuaid, 61          Trustee                Mr. McQuaid is a Registered
c/o MFM Asset Management LLC                         Representative of MFM Asset
One Financial Place                                  Management LLC, a broker-dealer.
440 S. LaSalla--Suite 1021                           He was CEO and then a consultant
Chicago, IL 60605                                    of Metromail Corporation (Chicago,
                                                     IL), a direct mail company.

James D. Gerson, 55           Senior Vice President  Mr. Gerson is also Senior Vice
                              and Portfolio Manager  President of Fahnestock and since,
                                                     October 1, 1995 of Hudson.
                                                     Previously he was Equity Research
                                                     Analyst with Fahnestock (October
                                                     1994 September 1995) and Senior
                                                     Vice President and Managing
                                                     Director of Fahnestock's Corporate
                                                     Finance Department (April 1993-
                                                     October 1994).
Richard Wohlman, 54           Treasurer              Mr. Wohlman is Chief Financial
                                                     Officer of Fahnestock
Russell L. Pollack, 45        Secretary              Mr. Pollack is Benefits Director
                                                     and Manager--Corporate Tax of
                                                     Fahnestock

Trustee Compensation

In 1998, the non-interested trustees received the following compensation:

                                     Pension or
                                     Retirement
                      Aggregate   Benefits Accrued  Estimated Annual    Total
                    Compensation  as a part of Fund  Benefits Upon   Compensation
   Name             from the Fund     Expenses         Retirement     from Fund
   ----             ------------- ----------------- ---------------- ------------
Keith Gunzenhauser     $6,750              0                0           $6,750
Richard Landau         $6,750              0                0           $6,750
James McQuaid          $6,750              0                0           $6,750

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Sales to Persons Affiliated With the Fund

Class A Shares of the Fund may be sold without a sales charge to officers of the Fund and Trustees of the Trust, and directors or officers of Hudson, Fah-nestock, Fahnestock Viner Holdings, Inc. or Selling Dealers, or affiliates of any of them, or to the bona fide, full-time employees and their relatives, re-tired employees, or sales representatives of any of the foregoing who have acted as such for not less than 90 days, or to any trust, pension, profit-sharing or other benefit plan for such persons. Such sales will be made only upon the written assurance of the purchaser that the purchase is made for in-vestment purposes and that the shares will not be resold except through re-demption by the issuer. Such sales are made without a sales load to promote good will with employees and others with whom the Trust has business relation-ships and because the sales effort, if any, involved in making such sales is negligible. Shares sold on these terms must be registered solely in the name of the eligible party or in the names of the eligible party and his or her im-mediate family members.

Control Persons

As of the close of business on , 1999, the Trustees and Officers of the Trust beneficially owned as a group % of the Fund's shares, comprised of % of the
Class A shares, % of the Class B shares and    % of the Class N shares.

Neither the Trust nor management is aware of any shareholder who beneficially owned 5% or more of any Class of Fund shares as of that date. [VERIFY]

Hudson Capital Advisors, Inc., a wholly-owned subsidiary of Fahnestock Viner Holdings, Inc., serves as Investment Manager to the Fund. Listed below are the names of all of the directors and officers of Hudson as of , 1999, their po-sitions with the Trust, if any, and, under the heading "Other Businesses" any business, profession, vocation or employment of a substantial nature (other than the business of Hudson) in which they have been engaged for their own ac-count or in the capacity of director, officer, employee, partner or trustee during the past two fiscal years of Hudson.

   Name and Position
      with Hudson          Position with Fund            Other Businesses
   -----------------     ---------------------  ----------------------------------
Albert G. Lowenthal      Trustee, Chairman of   Chairman of Board of Directors,
 President and Director  Board of Trustees,     Chief Executive Officer and Chief
                         and Chief Executive    Financial Officer of Fahnestock &
                         Officer                Co., Inc., its holding company
                                                parent, Fahnestock Viner Holdings,
                                                Inc., and its affiliated
                                                companies.

A.W. Oughtred Director   None                   Solicitor, Borden & Elliot;
                                                Director of Fahnestock & Co., Inc.
                                                and its affiliated companies.

                                                  (list continued on next page)

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(list continued from previous page)

   Name and Position
      with Hudson           Position with Fund            Other Businesses
   -----------------      ---------------------  ----------------------------------
E. K. Roberts Director,   None                   President, Fahnestock Viner
 Treasurer and Secretary                         Holdings, Inc.; Treasurer and
                                                 Director, Fahnestock & Co., Inc.
                                                 and Director of its affiliated
                                                 companies.
James D. Gerson           Senior Vice President  Director, Ag Services of America,
 Senior Vice President    and Portfolio Manager  Inc., American Power Conversion
                                                 Corporation, Arguss Holdings,
                                                 Inc., Energy Research Corp., and
                                                 Hilite Industries, Inc., and
                                                 various non-public companies.

As discussed in the Prospectuses and as provided in the Management Agreement, the Fund pays Hudson an investment management fee, which is accrued daily and is paid quarterly, that is approximately equal, on an annual basis, to 1.00% of the average of the daily net assets of the Fund up to $25 million and 0.75% of annual average net assets in excess of $25 million. The investment manage-ment fee is borne by all three Classes of shares in proportion to each Class' daily average net asset value. However, the net asset value of the entire Fund is used to determine the breakpoint in the fee.

For the fiscal year ended December 31, 1996, the Fund incurred investment man-agement fees of $133,239. Hudson waived all of the investment management fee.

For the fiscal year ended December 31, 1997, the Fund incurred investment man-agement fees of $252,355. Hudson waived all of the investment management fee and reimbursed the Fund $11,496 for operating expenses.

For the fiscal year ended December 31, 1998, the Fund incurred investment man-agement fees of $ . Hudson waived [all, $ ] of the investment management fee.

From time to time Hudson in its sole discretion and as it deems appropriate, may assume certain expenses of the Fund while retaining the ability to be re-imbursed by the Fund for such amounts prior to the end of the fiscal year. This will have the effect of lowering the Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed as the case may be. Hudson will not be reimbursed for such amounts if such action would violate the provisions of the Fund's appli-cable expense limitations. Hudson reserves the right to request the Trustees to authorize in subsequent years recovery of prior expense reimbursements or waived fees.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

PRINCIPAL UNDERWRITER

  Fahnestock is principal underwriter of the Fund. Its principal office is at 125 Broad Street, New York, NY 10004. Listed below are the names of all per-sons affiliated with the Trust and Fahnestock and their positions at both:

  Name and Principal     Positions and Offices          Positions and Offices
  Business Address*         with Fahnestock                with Registrant
  ------------------ ------------------------------ ------------------------------
Albert G. Lowenthal  Chairman or the Board of       Trustee, Chairman of the Board
                     Directors and Chief Executive  of Trustees, and Chief
                     Officer                        Executive Officer
Michael Mendelson    Managing Director of           Trustee, President
                     Fahnestock Asset Management a
                     division of Fahnestock & Co.,
                     Inc.
Richard Wohlman      Chief Financial Officer        Treasurer
Russell L. Pollack   Benefits Director and Manager, Secretary
                     Corporate Tax
James D. Gerson      Senior Vice President          Senior Vice President and
                                                    Portfolio Manager

  In addition to investment management services, Hudson supplies office facil-ities for the investment services, and, with respect to the Fund's invest-ments, supplies statistical and research data, data processing services, cler-ical, accounting and bookkeeping services, and stationery and office supplies.

OTHER SERVICE AGREEMENTS.

Administrative Services

The Trust has entered into an Administration Agreement with Fahnestock pursu-ant to which Fahnestock provides certain administrative services to the Fund and its shareholders. Under the Administration Agreement, Fahnestock provides the Trust and the Fund with facilities for meetings of the Board of Trustees and shareholders of Trust to the extent reasonably requested by Trust, office facilities (which may be Fahnestock's own offices) and personnel to assist Trust's officers and Hudson in the performance of Hudson's duties under the Investment Management Agreement between the Trust and Hudson, and with respect to operations of Trust and the Fund other than those relating to Hudson's man-agement of the investments of the Fund, statistical and research data, data processing services, clerical services, internal auditing and legal services, internal executive and administrative services, stationery and office sup-plies, preparation of reports to shareholders of the Fund, assistance in prep-aration of tax return, reports to and filings with the Securities and Exchange Commission and state Blue Sky authorities, and general assistance in all as-pects of the Trust's and the Fund's operations. Fahnestock has entered into a Sub-Administration Agreement with Federated Services Company, under which Fed-erated performs some of these services. Pursuant to the Sub-Administration Agreement, Fahnestock is responsible for any fees and out-of-pocket expenses due to Federated. The Fund pays no administrative fee to Fahnestock or Feder-ated.

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-------------------------------------------------------------------------------

Custodian and Transfer and Dividend Agent. Investors Fiduciary Trust Company ("IFTC") serves as the Fund's Custodian pursuant to a Custody Agreement and the Fund's Transfer and Dividend Agent pursuant to a Transfer-Agency Agree-
ment. The Fund paid IFTC under the Custodian Agreement $   , $    and $    for
1998, 1997 and 1996, respectively. The Fund paid IFTC under the Transfer-
Agency Agreement $   , $    and $    for 1998, 1997 and 1996 respectively.

Independent Accountants. PriceWaterhouseCoopers LLC, the independent accoun-tant of the Trust, audits and renders an opinion on the Fund's financial statements.

Legal Counsel. The Trust has retained Faith Colish, A Professional Corpora-tion, as counsel for the Fund.

Fahnestock may pay a portion of the Class A sales charge to Selling Dealers whose representatives have sold or are expected to sell significant amounts of Class A shares. Below is a list of the amounts paid to Selling Dealers as a percentage of the offering price.

                                                          Concession to Selling
                                                         Dealers as a Percentage
      Amount of Purchase (Including Sales Charge)         of the Offering Price
      -------------------------------------------        -----------------------
Less than $100,000......................................          4.00
$100,000 but less than $250,000.........................          3.00
$250,000 but less than $500,000.........................          2.00
$500,000 but less than $1 million.......................          1.50
$1 million or more......................................            *

- --------
* In the case of purchases of $1 million or more, no initial sales charge is payable but a contingent deferred sales charge, payable to Fahnestock, of 1.00% is imposed on redemptions within 18 months. Fahnestock will pay Sell-ing Dealers who initiate and are responsible for purchases of $1 million or more a concession as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million, plus 0.20% on the next $2 million and 0.08% on the ex-cess over $5 million.

DISTRIBUTION PLANS.

The Board of Trustees has adopted Plans of Distribution (the Plans) pursuant to Rule 12b-1 under the 1940 Act.

Under the Class A Plan the Fund may reimburse Fahnestock for distribution and service expenses at a maximum annual rate of 0.50% of the average daily net asset value of the Class A shares. The amount of Class A 12b-1 fees is calcu-lated based on assets that have been continuously invested in the Fund for four calendar years or less. This fee is borne, pro rata, by all Class A shares. Whenever a shareholder redeems Class A shares, the Fund will deem the shares that have been held the longest to be redeemed before shares acquired later.

With respect to the Class B Plan, the Fund may reimburse Fahnestock at a maxi-mum annual rate of 0.25 percent of the average daily net asset value of the Class for the expenses of providing personal service to Class B shareholders or the maintenance of Class B shareholder accounts, or for payments by Fahnes-tock to others for such activities, and at the maximum annual rate of 0.75 percent for expenses incurred in distributing Class B shares. In both cases there is no limit on the length of time such net assets have been invested in the Fund.

Under the Class N Plan, the Fund may reimburse Fahnestock a fee at a maximum annual rate of 0.25 percent of the average daily net asset value of the Class to reimburse Fahnestock for its expenses in distributing Class N shares or providing personal service to Class N shareholder or the maintenance of Class N shareholder accounts, or for payments by Fahnestock to others for such ac-tivities.

Expenses incurred by Fahnestock during a year may exceed the amount available for reimbursement under a Plan. Such excess expenses may be carried forward and sought to be reimbursed in future years. Interest at the prevailing broker loan rate may be charged to the Fund on any expenses carried forward. These expenses and interest will be reflected as current expenses on the Fund's statement of operations for the year in which

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
these amounts become accounting liabilities, which is expected to be the year in which they are actually paid. Although the Board of Trustees may change this policy, payments under the Plans currently are applied first to distribu-tion expenses incurred in the current year and then, up to the maximum amount permitted under the Plans, to previously incurred but unreimbursed expenses carried forward and interest thereon. Fahnestock has acknowledged that pay-ments under each Plan are subject to the approval of the Board of Trustees and that the Fund is not contractually obligated to make payments in any amount at any time, including those in reimbursement of Fahnestock, for expenses and in-terest thereon incurred in a prior year.

Under their terms, the Plans remain in effect so long as their continuance is approved at least annually by a vote of the Board of Trustees, including a ma-jority of the Trustees who have no direct or indirect financial interest in the operation of the Plans or the Distribution Agreement (the "Qualified Trustees"). No Plan may be amended to increase materially the amount to be spent under the Plan without approval of the affected Class of shareholders, and all material amendments of a Plan must also be approved by the Qualified Trustees in the manner described above. A Plan may be terminated at any time, without penalty, by vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding shares of the Class affected. Each Plan re-quires that Fahnestock provide the Board of Trustees quarterly written reports of amounts spent under the Plan and the purposes for which such expenditures were made.

Each of the Plans provides for reimbursement of distribution expenses incurred by Fahnestock with respect to the applicable Class of shares, including, but not limited to, (a) continuing compensation to Fahnestock's account represent-atives and others who engage in or support distribution of shares of the Class; (b) payments to persons who service shareholder accounts of the Class, includ-ing, but not limited to, answering routine inquiries re-garding the Fund, processing shareholder transactions and providing any other shareholder services not otherwise provided by the Fund's transfer agent; (c) costs relat-ing to the formation and implementation of marketing and promotional activi-ties, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (d) costs of printing and distributing prospectuses, statements of additional information and annual or semi-annual reports of the Fund to prospective investors in the Class; (e) costs involved in preparing, printing and distributing sales liter-ature pertaining to shares of the Class; and (f) costs involved in obtaining whatever information analyses and reports with respect to marketing and promo-tional activities that the Fund may, from time to time, deem advisable. The Class B and Class N Plans also provide for reimbursement of shareholder serv-ice expenses, a separate category of expenses described as payments to broker-dealers and other persons and organizations pursuant to arrangements whereby such persons provide various shareholder services to holders of Class B or Class N shares, as the case may be, including but not limited to answering in-quiries regarding the Fund; assistance in changing dividend options, account designations and addresses; performance of subaccounting; establishment and maintenance of shareholder accounts and records; assistance in processing pur-chase and redemption transactions; providing periodic statements showing a Class B or Class N shareholder's account balance; and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by such person. The Plan for Class N shares also con-tains a "defensive" provision, which provides, in effect, that if payments out of its own resources by Fahnestock or Hudson for distribution or shareholder services are deemed to represent indirect payments by the Fund that are pri-marily intended to result in sales of Class N shares, such indirect payments are authorized by the Plan.

In considering the adoption of each Plan, the Board of Trustees considered a variety of factors and was advised

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
by counsel to the Fund (who is not counsel to Fahnes tock or Hudson). The
Board considered the factors suggested in the public releases issued by the SEC in con nection with the proposal and adoption of Rule 12b-1, and conclud-ed, in the exercise of their business judg-ment and in light of their fidu-ciary duties under state law and the 1940 Act, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.
For the year ended December 31, 1998 the Fund reimbursed expenses, attribut-able to each Class as follows:

                      Printing and
                       Mailing of                                          Interest,
                      Prospectuses                                        carrying or
                        to other   Compensation Compensation Compensation    other
Expenses              than Current      to       to Broker-    to Sales    financing   Other??
 Class    Advertising Shareholders Underwriters   Dealers     Personnel     charges   (Specify)
- --------  ----------- ------------ ------------ ------------ ------------ ----------- ---------
Class A
Class B
Class N

As of December 31, 1998 there were $   , $    and $    in unreimbursed ex-
penses attributable to Class A, Class B and Class N, respectively. These amounts are carried forward and may be reimbursed at a later date.

Brokerage Transactions and Commissions

Decisions concerning the purchase and sale of portfolio securities and the al-location of brokerage commissions are made by the Portfolio Manager and are subject to review by the Trustees of the Fund. In effecting securities trans-actions, Hudson generally seeks to obtain the best price and execution of or-ders. Commission rates, being a component of price, are considered together with other relevant factors. Hudson will use Fahnestock, of which Hudson's di-rect parent, Fahnestock Viner Holdings, Inc., is the direct sole shareholder, as its principal broker where, in Hudson's judgment, Fahnestock will be able to obtain a price and execution at least as favorable as other qualified bro-kers. All transactions through Fahnestock are made in accordance with guide-lines established by the Board of Trustees. The Fund may not purchase from Fahnestock securities of underwritten offerings in which Fahnestock partici-pates as an underwriter. The Fund may, however, purchase securities from other members of underwriting syndicates of which Fahnestock is a member, but only in accordance with the procedures adopted and reviewed periodically by the Trustees.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, con-sidering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Within the framework of this policy, the Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, Hudson may consider sales of shares of the Fund as a factor in the selection of broker-dealers

During the years ended December 31, 1998, 1997 and 1996, the Fund paid $   ,
$   , and $   , respectively, in brokerage commissions. Of these amounts,
$   , $0 and $3,810 were paid to Fahnestock. The commissions paid to Fahnes-
tock represent %, 0% and % of the aggregate brokerage commissions for 1998, 1997 and 1996, respectively. The value of the securities in these transactions effected by Fah-

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
nestock represent %, 0% and % of the aggregate values of securities in transactions involving payment of commissions for 1998, 1997 and 1996, respec-tively.

Purchases from underwriters of portfolio securities may include a commission or commission paid by the issuer and transactions with dealers serving as mar-ket makers reflect a "spread." Debt securities, and most other securities traded in the over-the-counter market, are generally traded on a net basis through dealers acting for their own accounts as principals and not as bro-kers; no brokerage commissions are payable on such transactions.

Hudson is also governed in the selection of brokers and dealers, and the nego-tiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to Hudson, and their value and expected contribution to the performance of the Fund. It may not be possible to place a dollar value on information and serv-ices to be received from brokers and dealers. The research information and statistical assistance furnished by brokers and dealers may benefit Hudson or Hudson's other advisory clients and, conversely, brokerage commissions and spreads paid by Hudson's other advisory clients may result in research infor-mation and statistical assistance beneficial to the Fund. The Fund will make no binding commitment to allocate amounts of portfolio transactions. While Hudson will be primarily responsible for the allocation of the Fund's broker-age business, Hudson's policies and practices in this regard must be consis-tent with the foregoing and will at all times be subject to review by the Trustees.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay a broker-dealer which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which an-other broker-dealer would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such commission is reasonable in light of the brokerage and research services pro-vided and to such policies as the Trustees may adopt from time to time.

Confirm no Fahnestock or other BD Securities in portfolio

CAPITAL STOCK

The Fund is authorized to issue Class A, Class B and Class N shares. All shares have equal voting rights, except as to matters (such as a Plan of Dis-tribution) that affect only some but not all Classes, or which have different consequences for different Classes, in which case the matter will be submitted to a separate vote of each affected Class. All Classes have equal rights to redemption and liquidation at their respective net asset values, subject to any applicable Contingent Deferred Sales Charge ("CDSC"). Dividends may vary as between the Classes to the extent that different expenses are allocated to a specific Class. All shares issued and outstanding are fully paid and nonas-sessable by the Trust. Shares have no preemptive or conversion rights. Shares are freely transferable, except those sold without a sales charge to affili-ated persons of the Fund or Fahnestock. Certificates for shares will not be issued unless requested in writing by an investor.

Currently, the Fund represents the only series of The Fahnestock Funds. When matters are submitted for shareholder vote, shareholders of each series of The Fahnestock Funds, including the Fund, will have one vote for each full share held and proportional, fractional votes for each fractional share held. Share-holders of all series of The Fahnestock Funds will vote collectively on cer-tain matters affecting all series, such as the election of Trustees and the selection of accountants; shareholders of one series would not be entitled to vote on a matter that did not affect that series but that did require a sepa-rate vote of another series, such as a particular

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
series' investment management agreement. As noted above, different classes would vote separately on matters affecting only a particular class, or having different effects on different classes. Neither The Fahnestock Funds nor the Fund intends to hold annual meetings. As a result, shareholders may not have an opportunity to vote each year on the election of Trustees or the appoint-ment of accountants. However, pursuant to the By-Laws of the Trust, the hold-ers of at least 10 percent of the shares outstanding and entitled to vote may require a special meeting of shareholders to be held for any purpose, includ-ing removal of a Trustee from office. Shareholders of the Trust may remove a Trustee by the affirmative vote of a majority of the outstanding voting shares. In addition, the Board of Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees holding office at that time were elected by share-holders. The Trustees may call special shareholder meetings of one or more (including all) series or Classes of shares for such purposes as electing or removing Trustees, changing fundamental policies, or adopting or amending in-vestment management agreements.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Fund's as-sets for all losses and expenses of any shareholder of the Fund held person-ally liable by reason of being or having been a shareholder. Liability of a shareholder of the Fund is limited to circumstances in which the Fund itself would be unable to meet its obligations.

HOW TO BUY SHARES

General

You may buy Class A, Class B and Class N shares through representatives of Fahnestock or the Selling Dealers (broker/dealers that have signed Selling Agreements with Fahnestock). For Class N shares only, you may purchase shares
through        . You may be charged an additional service fee if you purchase
Class A or Class B shares through someone not affiliated with Fahnestock or a Selling Dealer. The minimum initial investment in each Class is $1,000. Pur-chases must be paid for in U.S. dollars. Additional investments may be made in amounts of $50 or more.

Other Methods

Other methods of purchasing shares referred to generally in the Prospectuses. Listed below are some of those methods in more detail and others that are not mentioned in the Prospectuses.

Combination Privilege

In calculating the sales charge applicable to purchases made at one time, the purchases will be combined if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his, her, or their own account, (b) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account, and (c) certain groups of four or more individuals making use of salary deductions or similar group methods of payment whose funds are combined for the purchase of mutual fund shares. Fur-ther information about combined purchases, including certain restrictions on combined group purchases, is available from a representative of Fahnestock or a Selling Dealer.

Reinvestment Privilege

A shareholder who has redeemed Class A Shares of the Fund may, within two years after the date of redemption, reinvest any part of the redemption pro-ceeds in the Fund without payment of a sales load. The Fund may modify or ter-minate the reinvestment privilege at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes. Any gain

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
or loss realized is recognized for such purposes even if the reinvestment privilege is exercised. If the shareholder reinvests in the Fund within 30 days, any loss realized on the redemption will not be recognized for Federal income tax purposes as to the number of shares acquired under the reinvestment privilege except through an adjustment in the tax basis of the so-acquired shares.

Any loss realized by a shareholder on the redemption or other disposition of Fund shares which have been held by such shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any capital gains distributions received by the shareholder with respect to such shares.

Persons Entitled to Reduced Sales Charge

General. Class A Shares may be sold without a sales charge to Trustees or of-ficers of the Fund, and directors or officers of Hudson, Fahnestock, Selling Dealers, or Fahnestock Viner Holdings, Inc. or its affiliates, to the bona fide full-time employees and their relatives, retired employees or sales rep-resentatives of any of the foregoing who have acted as such for not less than 90 days, or members of the families of bona fide full-time employees or sales representatives of Fahnestock, or to any trust, pension, profit sharing or other benefit plan for such persons. Such sales will be made upon written as-surance by the purchaser that the purchase is made for investment purposes and that the shares will not be resold except through redemption by the issuer. Class A Shares may also be purchased without a sales charge by any state, county, or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any regis-tered management investment company (hereinafter "an eligible governmental au-thority"). If an investment by an eligible governmental authority at net asset value is made through a Selling Dealer or a registered representative of Fah-nestock, Fahnestock may make a payment, out of its own resources, to such Selling Dealer or registered representative in an amount not to exceed 0.25% of the amount invested. Finally, Class A Shares may also be purchased without a sales charge by a broker-dealer, bank or other financial services institu-tion, as shareholder of record, on behalf of (i) investment advisers or finan-cial planners trading for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services, and clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such invest-ment adviser or financial planner on the books and records of the record hold-er.

Wrap Accounts. Some dealers offer their clients a "wrap account" service under which the clients pay only a "wrap fee" and do not pay commissions or similar charges. If a dealer has entered into a Dealer Wrap Agreement with Fahnestock to purchase Class A shares solely for its clients with whom it has wrap ac-counts or similar arrangements, the Class A shares may be sold at net asset value, without imposition of a sales charge and without being subject to any CDSC at redemption.

Reductions in Class A Sales Charges.

Investors may purchase Class A Shares at net asset value, without imposition of a sales charge, to the extent that the investment represents (a) the pro-ceeds from the redemption made within the preceding 60 days of shares of an-other mutual fund not affiliated with Hudson, whose shares were purchased sub-ject to a sales charge, or (b) the net proceeds of the sale within the preced-ing 60 days of shares of any closed-end investment company. When making a pur-chase at net asset value pursuant to these provisions, the investor must for-ward to Fahnestock either the redemption check representing the proceeds of the mutual fund shares redeemed, or a copy of the confirmation from the other mutual fund showing the redemption transaction, or a copy of the confirmation showing the sale of the shares of the closed-end company.

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-------------------------------------------------------------------------------

Additional information relating to the methods of obtaining reduced sales loads is contained in the Fund's Statement of Additional Information and may be obtained from a registered representative of Fahnestock or a Selling Deal-er.

Offering Price.

The offering price of shares will be the net asset value per share next deter-mined after acceptance of the purchase order. In the case of Class A shares, a sales load is added to net asset value as follows:

                                   Sales Charge Sales Charge
                                       as a         as a
                                    Percentage   Percentage
                                      of the       of the
  Amount of Purchase (Including       Amount      Offering
          Sales Charge)              Invested      Price
  -----------------------------    ------------ ------------
Less than $100,000                     4.71         4.50
$100,000 but less than $250,000        3.63         3.50
$250,000 but less than $500,000        2.56         2.50
$500,000 but less than $1 million      2.04         2.00
$1 million or more                      *            *

- --------
* No initial sales charge is payable on purchases of $1 million or more, but a contingent deferred sales charge, payable to Fahnestock, of 1.00% is imposed on redemptions within 18 months.

COMPUTATION OF NET ASSET VALUE

The Fund's net asset value per share is computed as of the close of business on the New York Stock Exchange ("NYSE") (generally at 4:00 p.m. New York time) on each day on which the Exchange is open for unrestricted trading.

The net asset value per share is determined by dividing the total current mar-ket value of the assets of the Fund attributable to each Class of shares, less the liabilities allocable to that Class, by the total number of shares of the Class outstanding at the time of determination. The Trustees have determined to value the Fund's securities traded on a national securities exchange and in the U.S. over-the-counter markets at the price of the last sale on such ex-change on the date as of which assets are valued. If no sale has occurred on the date as of which assets are valued, it will normally be valued at its cur-rent bid price. Debt securities having a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. These in-struments may include U.S. Government securities, corporate debt securities and money market instruments, such as bank certificates of deposit and commer-cial paper. Portfolio securities for which current quotations are not readily available are valued at fair value as determined in good faith by the Trust-ees.

Foreign securities are valued at the last sale price or the principal exchange or in the principal over-the-counter market in which such securities are trad-ed, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the last available bid price on that day. If Hudson believes that the price of a security obtained by this method does not represent the amount that Hudson reasonably expects to receive on a current sale of the security, the security is valued at fair value as de-termined in good faith by the Trustees.

HOW TO REDEEM SHARES

Through Fahnestock or a Selling Dealer. Shares of the Fund may be redeemed through Fahnestock or your Selling Dealer. Redemptions, net of any applicable CDSC, will be made at the net asset value next determined after receipt of any such order by Fahnestock or the Selling Dealer. Certificates, if any, in proper form for redemption or any required stock powers should be presented or sent to Fahnestock or your Selling Dealer no later than the close of business of the day on which the redemption order is placed. Investors may be charged a fee if they redeem Class A or Class B Shares through a broker or agent.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Written Request. Any shareholder of record may require the Fund to redeem his or her shares by making written application to IFTC. Such application must be signed by the shareholder as his name appears on the records of the Fund and must be accompanied by any share certificates issued for shares being redeemed or a stock power if no such certificates were issued. A stock power is a writ-ten instrument executed by a shareholder in order to facilitate the legal transfer of shares of the Fund. Share certificates must be duly endorsed for transfer. Signatures on share certificates and stock powers must be guaran-teed, except that (subject to the restriction in the next sentence) a signa-ture guarantee will not be required for a redemption of less than $5,000 where the redemption proceeds are sent to a shareholder of record at the sharehold-er's address of record. A redemption request must be accompanied by a signa-ture guarantee if the shareholder's address of record has changed within the past 30 days. A signature guarantee is a widely accepted way to protect you and IFTC by verifying the signature on your request. The following institu-tions may provide you with an acceptable signature guarantee: a U.S. bank, trust company, credit union or savings association, a foreign bank that has a New York correspondent bank (which correspondent bank must be named by the guarantor), a U.S. registered securities broker or dealer (including a broker or dealer in municipal securities or U.S. government securities), a U.S. na-tional securities exchange, a registered securities association or a clearing agency. A notary public is not an acceptable signature guarantor. Redemptions, net of any applicable CDSC, will be effected at the net asset value next de-termined after receipt by IFTC of such application and certificates or stock powers, if any, in proper form for redemption.

General. Payment for shares redeemed will ordinarily be made on the next busi-ness day after the redemption is effected. However, the Fund reserves the right to pay redemption proceeds within seven days after the order is effected if, in its judgment, immediate payment would adversely affect the Fund. In ad-dition, at various times the Trust may be requested to redeem Fund shares for which it has not yet received good payment. Accordingly, the Trust may delay the mailing of a redemption draft for up to 10 business days from the payment date or until such time as it has assured itself that good payment (e.g., cash in hand) has been collected for the purchase of such shares, whichever occurs first.

The Trust may suspend the right of redemption of Fund shares and may postpone payment for redeemed Fund shares. Please refer to the Prospectuses for more details.

The redemption price of shares of the Fund may be more or less than the share-holder's cost, depending upon the market value of the securities owned by the Fund at the time of the redemption, and gain or loss may be recognized for Federal income tax purposes.

REDEMPTIONS IN KIND

Although it would not normally do so, the Fund has the right to pay the re-demption price of shares of the Fund in whole or in part in portfolio securi-ties as prescribed by the Trustees. If a shareholder sells portfolio securi-ties received in this fashion he would incur a brokerage charge. Any such se-curities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act, as amended. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemp-tion payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net assets at the beginning of such pe-riod.

TAXES

Set forth below is a summary of certain general Federal income tax considera-tions which may affect the Fund and its shareholders. As the summary is not intended as a substitute for individual tax planning, investors are urged to consult their own tax advisers with specific reference to their particular Federal, state or local tax situations.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Tax Status of the Fund

The Fund has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). The Fund will be treated as a sepa-rate taxpayer for Federal income tax purposes. Accordingly, the amounts of in-vestment income and capital gains that are subject to tax will be determined separately for the Fund and the Fund must separately meet the diversification, income and distribution requirements for qualification as a "regulated invest-ment company" within the meaning of the Internal Revenue Code of 1986. A qual-ified Fund will not be liable for Federal income tax on any investment income or capital gains that it distributes to its shareholders, if at least 90% of its investment income for the taxable year is so distributed. (Amounts rein-vested automatically in additional shares of a Fund will be treated as dis-tributed to its shareholders.) In addition, in order to avoid a 4% excise tax, the Fund must distribute, or be treated as having distributed, before each January 1, at least 98 % of its ordinary income earned during the prior calen-dar year and 98 % of the net capital gains earned during the twelve months ending on the preceding October 31.

Among other requirements, to qualify as a regulated investment company, the Fund must earn at least 90 % of its gross income from dividends, interest, payments with respect to securities loans, gains from the disposition of eq-uity or debt securities and income or gains from options on securities. The Fund does not expect this test to have a significant effect on its investment policy.

If the Fund did not qualify under Regulation M, the Fund would be treated for tax purposes as an ordinary business trust and receive no tax deduction for payments made to shareholders.

TAXATION OF FUND INVESTMENTS

Capital Gains

When the Fund sells a security, the resulting gain or loss will generally be capital gain or loss and will be long-term capital gain or loss if the Fund has held the security for more than one year. If the Fund acquires a debt se-curity at a discount, however, the portion of any gain upon its sale or re-demption that reflects the accrued market discount will be taxed as ordinary income, rather than capital gain.

Foreign Taxes

Because the Fund will invest no more than 10% of its assets in foreign securi-ties, shareholders will not receive credits against their Federal income tax due for foreign taxes paid by the Fund, if any.

DISTRIBUTION

The Trust has entered into a Distribution Agreement with Fahnestock, under which Fahnestock is obligated to use its best efforts on behalf of the Fund to sell, and accept orders for the purchase of, shares of the Fund. Fahnestock is a member of the National Association of Securities Dealers, Inc. and of the New York, American and other principal national securities exchanges. Fahne-stock has entered into selling agreements with other selected broker-dealers ("Selling Dealers") who have agreed to sell Class A and/or Class B Shares of the Fund and may enter into such agreements with other Selling Dealers in the future. The offering of Fund Shares is continuous.

For the year(s) 1998, 1997 and 1996 the aggregate commissions earned for sale
of Fund shares were $   , $    and $   , respectively. Of these amounts, $   ,
$    and $   , respectively, were retained by Fahnestock. For the same period there were no distribution or shareholder services expenses reimbursed from the Class B or Class N plans; $6,411 and $4,728, respectively, remained avail-able for future expenses.

The aggregate dollar amount of underwriting commissions for 1998, 1997 and
1996 were $   , $    and $   , respectively. Of these amounts, Fahnestock re-
tained $   , $    and $   , respectively.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Name of       Net Underwriting Compensation on
   Principal       Discounts and   Redemptions and  Brokerage     Other
  Underwriter       Commissions      Repurchases   Commissions Compensation
  -----------     ---------------- --------------- ----------- ------------
Fahnestock & Co.
 Inc.                                                          (12b-1 fees)

Other Payments.--N/A

CALCULATION OF PERFORMANCE

TO COME--AVERAGE ANNUAL TOTAL RETURN YIELD QUOTATION, TAX EQUIVALENT YIELD QUO-TATION, AND NON-STANDARDIZED QUOTATION (if applicable).

                                    PART C
                               OTHER INFORMATION

Item 23.   EXHIBITS

  (b)Exhibits:

EXHIBIT NO.                         DESCRIPTION OF EXHIBITS
-----------                         -----------------------

a.  -- Amended and Restated Declaration of Trust of Registrant****
b.  -- Amended and Restated By-Laws****
c.1 -- Rule 18f-3 Plan****
c.2 -- Articles V, VI, VII, VIII and IX and Section 4.1 of Amended and Restated Declaration of Trust of Registrant****
c.3 -- Articles III, XI and XII(c) of Amended and Restated By-Laws****
d.  -- Investment Management Agreement effective February 23, 1993***
e.1 -- Amended and Restated Distribution Agreement****
e.2 -- Sample Selling Dealer Agreement
f.  -- Not applicable.
g.  -- Custody Agreement**
h.1 -- Transfer Agency Agreement**
h.2 -- Administration Agreement**
h.3 -- Sub-Administration Agreement****
i.  -- Opinion and Consent of Gaston & Snow*
j.  -- Consent of Coopers & Lybrand L.L.P.
k.  -- Not applicable
l.  -- Not applicable
m.1 -- Amended and Restated Plan of Distribution with respect to Class A shares****
m.2 -- Plan of Distribution with respect to Class B shares****
m.3 -- Plan of Distribution with respect to Class N shares****
n.  -- Financial Data Schedule
o.  -- Rule 18f 3 Plan****

* Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on January 22, 1991.
** Incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on April 29, 1992.
*** Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed on February 26,1993.
**** Incorporated by reference to Post-Effective Amendment No. 9 to Registrant's
     Registration Statement on Form N-1A filed on April 15, 1997.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND Not applicable.

ITEM 25.   INDEMNIFICATION

Incorporated by reference to Item 27 of Part C of Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed on January 22, 1991.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER

Hudson Capital Advisors, Inc. ("Hudson"), a-wholly-owned subsidiary of Fahnestock Viner Holdings, Inc., serves as Investment Manager to the Fund.

Hudson acts as investment manager primarily for institutional clients. Listed below are the names of all of the directors and officers of Hudson as of _____ __, 1999, their positions with the Fund, if any, and, under the heading "Other Business Activities and Principal Business Addresses," any business, profession, vocation or employment of a substantial nature (other than the business of Hudson) in which they have been engaged for their own account or in the capacity of director, officer, employee, partner or trustee during the past two fiscal years of Hudson.
--------------------------------------------------------------------------------
  NAME AND POSITION       POSITION WITH THE FUND         OTHER BUSINESS
     WITH HUDSON
--------------------------------------------------------------------------------

Albert G. Lowenthal       Trustee, Chairman of       Chairman of Board of
President and Director    Board of Trustees, and     Directors, Chief Executive
                          Chief Executive Officer    Officer and Chief Financial
                                                     Officer of Fahnestock &
                                                     Co., Inc., its holding
                                                     company parent, Fahnestock
                                                     Viner Holdings, Inc., and
                                                     its affiliated companies.

A.W Oughtred              None                       Solicitor, Borden & Elliot;
Director                                             Director of Fahnestock &
                                                     Co., Inc., and its
                                                     affiliated companies.

E.K. Roberts              None                       President, Fahnestock Viner
Director, Treasurer                                  Holdings, Inc.; Treasurer
and Secretary                                        and Director of its
                                                     affiliated companies.

James D. Gerson           Senior Vice President and  Director, Ag Services of
Senior Vice President     Portfolio Manager          America, Inc., American
                                                     Power Conversion
                                                     Corporation, Arguss
                                                     Holdings Inc., Energy
                                                     Research Corp., and Hilite
                                                     Industries, Inc., and
                                                     various non-public
                                                     companies.
--------------------------------------------------------------------------------


ITEM 27.          PRINCIPAL UNDERWRITER

    (a)  Not applicable
    (b) The following information is provided with respect to each director and officer of Fahnestock as of _____ __, 1999.

                                INDEX TO EXHIBITS

                                                              PAGE NUMBER
                                                              IN SEQUENTIAL
 EXHIBIT NO.               DESCRIPTION OF EXHIBIT             NUMBERING SYSTEM


a.  -- Amended and Restated Declaration of Trust of Registrant****
b.  -- Amended and Restated By-Laws****
c.1 -- Rule 18f-3 Plan****
c.2 -- Articles V, VII, VIII, IX and Section 4.1 of Amended and
       Restated Declaration of Trust of Registrant****
c.3 -- Articles III, XI and XII(c) of Amended and Restated By-Laws****
d.  -- Investment Management Agreement effective February 23, 1993***
e.1 -- Amended and Restated Distribution Agreement****
e.2 -- Sample Selling Dealer Agreement
f.  -- Not applicable.
g.  -- Custody Agreement**
h.1 -- Transfer Agency Agreement**
h.2 -- Administration Agreement**
h.3 -- Sub-Administration Agreement****
i.  -- Opinion and Consent of Gaston & Snow*
j.  -- Consent of Coopers & Lybrand L.L.P.
k.  -- Not applicable
l.  -- Not applicable
m.1 -- Amended and Restated Plan of Distribution with respect to Class A shares****
m.2 -- Plan of Distribution with respect to Class B shares****
m.3 -- Plan of Distribution with respect to Class N shares****
n.  -- Financial Data Schedule
o.  -- Rule 18f 3 Plan****

* Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on January 22, 1991.
** Incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on April 29, 1992.
*** Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed on February 26,1993.
**** Incorporated by reference to Post-Effective Amendment No. 9 to Registrant's
     Registration Statement on Form N-1A filed on April 15, 1997.